UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT
APRIL 30, 2017

 AC Alternatives® Income Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2017
Types of Investments in Portfolio	% of net assets
Asset-Backed Securities	15.0%
Common Stocks	14.4%
Bank Loan Obligations	10.7%
Collateralized Loan Obligations	10.2%
Corporate Bonds	10.2%
Exchange-Traded Funds	6.9%
Commercial Mortgage-Backed Securities	6.5%
Exchange-Traded Notes	5.0%
Collateralized Mortgage Obligations	3.6%
U.S. Treasury Securities	2.5%
Purchased Options Contracts	—*
Corporate Bonds Sold Short	(0.1)%
Temporary Cash Investments	14.4%
Other Assets and Liabilities	0.7%
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,034.60	$9.74	1.93%
Investor Class (before waiver)	$1,000	$1,034.60(2)	$10.14	2.01%
I Class (after waiver)	$1,000	$1,035.60	$8.73	1.73%
I Class (before waiver)	$1,000	$1,035.60(2)	$9.14	1.81%
Y Class (after waiver)	$1,000	$1,004.10(3)	$0.91(4)	1.58%
Y Class (before waiver)	$1,000	$1,004.10(2)(3)	$0.96(4)	1.66%
A Class (after waiver)	$1,000	$1,033.30	$10.99	2.18%
A Class (before waiver)	$1,000	$1,033.30(2)	$11.39	2.26%
C Class (after waiver)	$1,000	$1,029.60	$14.74	2.93%
C Class (before waiver)	$1,000	$1,029.60(2)	$15.15	3.01%
R Class (after waiver)	$1,000	$1,032.10	$12.24	2.43%
R Class (before waiver)	$1,000	$1,032.10(2)	$12.65	2.51%
R6 Class (after waiver)	$1,000	$1,036.40	$7.98	1.58%
R6 Class (before waiver)	$1,000	$1,036.40(2)	$8.38	1.66%
Hypothetical
Investor Class (after waiver)	$1,000	$1,015.22	$9.64	1.93%
Investor Class (before waiver)	$1,000	$1,014.83	$10.04	2.01%
I Class (after waiver)	$1,000	$1,016.22	$8.65	1.73%
I Class (before waiver)	$1,000	$1,015.82	$9.05	1.81%
Y Class (after waiver)	$1,000	$1,016.96(5)	$7.90(5)	1.58%
Y Class (before waiver)	$1,000	$1,016.56(5)	$8.30(5)	1.66%
A Class (after waiver)	$1,000	$1,013.98	$10.89	2.18%
A Class (before waiver)	$1,000	$1,013.59	$11.28	2.26%
C Class (after waiver)	$1,000	$1,010.27	$14.60	2.93%
C Class (before waiver)	$1,000	$1,009.87	$15.00	3.01%
R Class (after waiver)	$1,000	$1,012.74	$12.13	2.43%
R Class (before waiver)	$1,000	$1,012.35	$12.52	2.51%
R6 Class (after waiver)	$1,000	$1,016.96	$7.90	1.58%
R6 Class (before waiver)	$1,000	$1,016.56	$8.30	1.66%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

(3)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through April 30, 2017.

(4)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 21, the number of days in the period from April 10, 2017 (commencement of sale) through April 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Principal Amount/ Shares	Value
ASSET-BACKED SECURITIES(1) — 15.0%
AmeriCredit Acceptance Receivables Trust, Series 2017-1, Class D, 3.54%, 3/13/23(2)	$500,000	$499,842
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class D, 3.31%, 10/8/19	365,000	369,419
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class D, 3.72%, 12/8/21	80,000	81,902
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D, 2.71%, 9/8/22	1,350,000	1,337,479
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, VRN, 1.31%, 5/25/17	216,237	212,930
CAL Funding II Ltd., Series 2012-1A, Class A SEQ, 3.47%, 10/25/27(2)	970,750	969,243
CAL Funding II Ltd., Series 2013-1A, Class A SEQ, 3.35%, 3/27/28(2)	272,167	266,487
CarMax Auto Owner Trust, Series 2015-4, Class D, 3.00%, 5/16/22	300,000	300,828
CarMax Auto Owner Trust, Series 2017-1, Class D, 3.43%, 7/17/23	750,000	754,284
CLI Funding V LLC, Series 2013-2A, Class NOTE SEQ, 3.22%, 6/18/28(2)	328,227	317,910
CLI Funding V LLC, Series 2014-1A, Class A SEQ, 3.29%, 6/18/29(2)	1,010,144	990,603
CLI Funding V LLC, Series 2014-2A, Class A SEQ, 3.38%, 10/18/29(2)	446,727	440,082
CPS Auto Receivables Trust, Series 2013-A, Class E, 6.41%, 6/15/20(2)	53,813	54,192
CPS Auto Receivables Trust, Series 2014-C, Class D, 4.83%, 8/17/20(2)	250,000	252,462
CPS Auto Receivables Trust, Series 2015-C, Class C SEQ, 3.42%, 8/16/21(2)	370,000	374,267
CPS Auto Receivables Trust, Series 2015-C, Class D SEQ, 4.63%, 8/16/21(2)	207,000	211,562
CPS Auto Receivables Trust, Series 2016-A, Class E, 7.65%, 12/15/21(2)	250,000	265,142
CPS Auto Trust, Series 2016-D, Class D SEQ, 4.53%, 1/17/23(2)	750,000	763,853
CPS Auto Trust, Series 2017-A, Class D, 4.61%, 12/15/22(2)	500,000	516,791
Dell Equipment Finance Trust, Series 2015-1, Class D, 2.84%, 9/22/20(2)	600,000	600,878
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 7/15/22(2)	550,000	559,551
Drive Auto Receivables Trust, Series 2015-CA, Class D, 4.20%, 9/15/21(2)	300,000	305,601
DT Auto Owner Trust, Series 2015-2A, Class D, 4.25%, 2/15/22(2)	380,000	388,714
DT Auto Owner Trust, Series 2016-2A, Class C, 3.67%, 1/18/22(2)	295,000	299,087
DT Auto Owner Trust, Series 2016-3A, Class D, 4.52%, 6/15/23(2)	400,000	408,369
DT Auto Owner Trust, Series 2017-1A, Class D, 3.55%, 11/15/22(2)	1,000,000	1,000,962

	Principal Amount/ Shares	Value
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10%, 12/15/20(2)	$1,210,000	$1,238,040
Exeter Automobile Receivables Trust, Series 2015-2A, Class A SEQ, 1.54%, 11/15/19(2)	54,658	54,633
Exeter Automobile Receivables Trust, Series 2015-2A, Class D, 5.79%, 5/16/22(2)	275,000	276,349
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83%, 8/16/21(2)	800,000	828,248
Flagship Credit Auto Trust, Series 2014-2, Class B, 2.84%, 11/16/20(2)	357,000	359,532
Flagship Credit Auto Trust, Series 2014-2, Class C, 3.95%, 12/15/20(2)	132,000	133,684
Flagship Credit Auto Trust, Series 2015-1, Class C, 3.76%, 6/15/21(2)	250,000	252,215
Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21(2)	800,000	812,032
Flagship Credit Auto Trust, Series 2016-2, Class C, 6.22%, 9/15/22(2)	640,000	690,703
Global SC Finance II SRL, Series 2013-1A, Class A SEQ, 2.98%, 4/17/28(2)	210,000	205,212
Global SC Finance II SRL, Series 2013-2A, Class A SEQ, 3.67%, 11/17/28(2)	649,667	645,183
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19%, 7/17/29(2)	1,008,475	986,808
Global SC Finance II SRL, Series 2014-1A, Class A2, 3.09%, 7/17/29(2)	1,012,750	987,634
Global SC Finance IV Ltd., Series 2017-1A, Class A SEQ, 3.85%, 4/15/37(2)	1,000,000	996,250
HERO Funding Trust, Series 2016-4A, Class A2 SEQ, 4.29%, 9/20/47(2)	844,141	876,851
Kabbage Asset Securitization LLC, Series 2017-1, Class A SEQ, 4.57%, 3/15/22(2)	1,500,000	1,529,451
Marlette Funding Trust, Series 2017-1A, Class A SEQ, 2.83%, 3/15/24(2)	1,500,000	1,502,770
OneMain Financial Issuance Trust, Series 2015-2A, Class A SEQ, 2.57%, 7/18/25(2)	450,000	451,339
OneMain Financial Issuance Trust, Series 2016-2A, Class A SEQ, 4.10%, 3/20/28(2)	685,000	702,208
OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.94%, 3/20/28(2)	1,000,000	1,049,519
OneMain Financial Issuance Trust, Series 2016-3A, Class A SEQ, 3.83%, 6/18/31(2)	475,000	488,840
Progreso Receivables Funding IV LLC, Series 2015-B, Class A, 3.00%, 7/28/20(2)	450,000	450,270
Santander Drive Auto Receivables Trust, Series 2016-1, Class D, 4.02%, 4/15/22	500,000	516,360
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class B, 2.39%, 11/20/29(2)	281,688	281,766
Sierra Timeshare Receivables Funding LLC, Series 2014-2A, Class B, 2.40%, 6/20/31(2)	110,683	110,612
Springleaf Funding Trust, Series 2015-AA, Class A SEQ, 3.16%, 11/15/24(2)	600,000	606,870
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24(2)	130,000	130,280
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(2)	536,417	529,617

	Principal Amount/ Shares	Value
TAL Advantage V LLC, Series 2014-3A, Class A SEQ, 3.27%, 11/21/39(2)	$227,500	$223,709
Vertical Bridge CC LLC, Series 2016-2A, Class A SEQ, 5.19%, 10/15/46(2)	497,187	491,245
VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.34%, 4/25/47(2)(3)	1,000,000	1,000,000
VOLT XLIV LLC, Series 2016-NPL4, Class A1 SEQ, VRN, 4.25%, 5/25/17(2)	1,110,706	1,123,988
TOTAL ASSET-BACKED SECURITIES (Cost $32,854,380)		33,074,658
COMMON STOCKS — 14.4%
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.(4)	14,509	1,054,804
Automobiles — 0.6%
General Motors Co.	39,363	1,363,534
Beverages — 0.7%
PepsiCo, Inc.	13,157	1,490,425
Biotechnology — 1.1%
AbbVie, Inc.	22,624	1,491,827
Amgen, Inc.(4)	2,717	443,740
Gilead Sciences, Inc.	6,928	474,914
		2,410,481
Commercial Services and Supplies — 0.6%
KAR Auction Services, Inc.	30,988	1,351,697
Communications Equipment — 0.7%
Cisco Systems, Inc.	44,321	1,510,017
Containers and Packaging — 0.8%
Packaging Corp. of America	4,864	480,466
Sonoco Products Co.	25,708	1,344,785
		1,825,251
Distributors — 0.2%
Genuine Parts Co.	4,745	436,635
Electrical Equipment — 0.6%
Hubbell, Inc.	11,376	1,286,967
Food and Staples Retailing — 0.7%
Sysco Corp.	26,930	1,423,789
Food Products — 0.3%
Bunge Ltd.	6,833	540,012
Health Care Equipment and Supplies — 0.6%
Abbott Laboratories(4)	32,553	1,420,613
Health Care Providers and Services — 0.3%
Cardinal Health, Inc.(4)	7,652	555,459
Hotels, Restaurants and Leisure — 0.2%
Carnival Corp.	8,411	519,547
Household Durables — 0.2%
Whirlpool Corp.	2,681	497,808
Leisure Products — 0.2%
Polaris Industries, Inc.	5,481	467,310

	Principal Amount/ Shares	Value
Machinery — 0.9%
Cummins, Inc.	3,191	$481,650
PACCAR, Inc.(4)	20,725	1,382,979
		1,864,629
Metals and Mining — 0.7%
Nucor Corp.(4)	24,545	1,505,345
Multiline Retail — 0.2%
Target Corp.	9,502	530,687
Oil, Gas and Consumable Fuels — 0.2%
Marathon Petroleum Corp.(4)	9,811	499,772
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.	8,921	500,022
Johnson & Johnson	12,326	1,521,891
		2,021,913
Road and Rail — 0.2%
Union Pacific Corp.	4,366	488,817
Semiconductors and Semiconductor Equipment — 1.3%
Intel Corp.	37,726	1,363,795
KLA-Tencor Corp.	15,980	1,569,556
		2,933,351
Software — 0.6%
Microsoft Corp.	19,397	1,327,919
Specialty Retail — 0.6%
American Eagle Outfitters, Inc.	30,963	436,269
Penske Automotive Group, Inc.	8,814	420,516
Williams-Sonoma, Inc.	10,024	541,797
		1,398,582
Textiles, Apparel and Luxury Goods — 0.5%
Coach, Inc.	12,505	492,572
VF Corp.	9,467	517,182
		1,009,754
Transportation Infrastructure†
CHC Group LLC (Ordinary Membership Interest)(5)	1,954	24,425
TOTAL COMMON STOCKS (Cost $30,523,272)		31,759,543
BANK LOAN OBLIGATIONS(6) — 10.7%
Aerospace and Defense — 0.7%
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 5.25%, 7/7/22	$464,060	465,916
Jazz Acquisition, Inc., 1st Lien Term Loan, 4.65%, 6/19/21	52,550	51,252
Sequa Corporation, 1st Lien Term Loan, 11/26/21(7)	271,003	274,221
Sequa Corporation, 2nd Lien Term Loan, 4/13/22(7)	89,620	91,300
TransDigm, Inc., 2016 Extended Term Loan F, 3.99%, 6/9/23	249,372	249,372
TransDigm, Inc., Term Loan D, 4.14%, 6/4/21	398,209	399,454
		1,531,515
Airlines — 0.1%
American Airlines, Inc., 2016 USD Term Loan B, 3.49%, 12/14/23	250,000	250,645

	Principal Amount/ Shares	Value
Building Products — 0.1%
Allied Universal Holdco LLC, 2015 Term Loan, 4.79%, 7/28/22	$35,314	$35,535
Jeld-Wen Inc., 2017 Term Loan B, 4.15%, 7/1/22	262,898	266,102
		301,637
Chemicals — 0.1%
Ascend Performance Materials Operations LLC, Term Loan B, 6.65%, 8/12/22	219,016	221,480
Commercial Services and Supplies — 0.4%
Advanced Disposal Services Inc., Term Loan B3, 3.70%, 11/10/23	507,355	512,200
Prime Security Services Borrower, LLC, 2016 1st Lien Term Loan, 4.25%, 5/2/22	66,974	67,764
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3/1/21(7)	249,357	249,794
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.40%, 6/20/22	103,453	104,358
USAGM HoldCo LLC, 2016 Incremental Delayed Draw Term Loan, 5.49%, 7/28/22	4,290	4,317
		938,433
Communications Equipment — 0.2%
Polycom, Inc., 1st Lien Term Loan, 6.25%, 9/27/23	337,644	341,970
Radiate Holdco, LLC, 1st Lien Term Loan, 3.99%, 2/1/24	71,113	71,465
		413,435
Construction and Engineering — 0.1%
SRS Distribution Inc., 2015 Term Loan B, 5.25%, 8/25/22	84,622	85,856
Construction Materials — 0.2%
Caelus Energy Alaska O3, LLC, 2nd Lien Term Loan, 8.75%, 4/15/20	176,969	157,650
CPG International Inc., New Term Loan, 4.90%, 9/30/20	244,772	246,379
		404,029
Consumer Discretionary — 0.6%
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21	595,165	596,281
NPC International, Inc., 1st Lien Term Loan, 3/17/24(7)	104,832	105,913
William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan, 4.25%, 5/6/21	612,403	617,378
		1,319,572
Consumer Staples†
Sabre GLBL Inc., Term Loan B, 3.74%, 2/22/24	24,201	24,481
Containers and Packaging — 0.3%
Berry Plastics Group, Inc., Term Loan J, 3.52%, 1/19/24	58,018	58,426
BWAY Holding Company, 2017 Term Loan B, 4.23%, 4/3/24	500,000	497,632
Flex Acquisition Company, Inc., 1st Lien Term Loan, 4.40%, 12/29/23	87,413	87,932
		643,990
Distributors — 0.1%
Spin Holdco Inc., New Term Loan B, 4.27%, 11/14/19	111,927	112,219
Diversified Financial Services — 0.3%
Ascensus, Inc., 2017 Term Loan, 5.02%, 12/3/22	124,451	125,618
Hub International Limited, Term Loan B, 4.03%, 10/2/20	312,500	314,590

	Principal Amount/ Shares	Value
Opal Acquisition, Inc., Term Loan B, 5.15%, 11/27/20	$93,687	$88,534
UFC Holdings, LLC, 1st Lien Term Loan, 4.25%, 8/18/23	134,792	135,792
		664,534
Diversified Telecommunication Services — 0.2%
Hargray Communications Group, Inc., 2017 Term Loan B, 3/22/24(7)	90,236	90,552
Inmar Holdings, Inc., 2017 1st Lien Term Loan B, 4/21/24(7)	92,953	92,547
Intelsat Jackson Holdings S.A., Term Loan B2, 3.89%, 6/30/19	117,301	116,028
Telesat Canada, Term Loan B4, 4.15%, 11/17/23	79,064	79,834
		378,961
Electronic Equipment, Instruments and Components — 0.2%
Excelitas Technologies Corp., 1st Lien Term Loan, 6.15%, 10/31/20	500,831	501,039
Energy — 0.1%
Granite Acquisition Inc., Term Loan B, 5.15%, 12/19/21	285,912	288,950
Granite Acquisition Inc., Term Loan C, 5.15%, 12/19/21	12,870	13,006
		301,956
Energy Equipment and Services — 0.2%
Murray Energy Corporation, Term Loan B2, 8.40%, 4/16/20	518,312	497,867
Equity Real Estate Investment Trusts (REITs)†
Communications Sales & Leasing, Inc., 2017 Term Loan B, 4.00%, 10/24/22	48,738	48,685
Health Care Providers and Services — 1.1%
BioClinica, Inc., 1st Lien Term Loan, 5.375%, 10/20/23	55,016	55,498
Change Healthcare Holdings, Inc., 2017 Term Loan B, 3.75%, 3/1/24	274,570	275,738
Endo Luxembourg Finance Company I S.a r.l., 2017 Term Loan B, 4/5/24(7)	313,087	315,983
HCA Inc., Term Loan B8, 3.24%, 2/15/24	7,820	7,904
inVentiv Health, Inc., 2016 Term Loan B, 4.80%, 11/9/23	623,207	627,579
Jaguar Holding Company II, 2015 Term Loan B, 4.33%, 8/18/22	427,582	430,406
National Mentor Holdings, Inc., Term Loan B, 4.40%, 1/31/21	249,357	251,462
nThrive, Inc., 2016 1st Lien Term Loan, 5.66%, 10/22/22	152,269	153,982
Team Health Holdings, Inc., 1st Lien Term Loan, 3.75%, 2/6/24	95,244	94,574
Tecomet Inc., 2017 Term Loan B, 4/13/24(7)	93,658	94,360
		2,307,486
Health Care Technology†
Press Ganey Holdings, Inc., 1st Lien Term Loan, 4.25%, 10/21/23	62,344	62,480
Hotels, Restaurants and Leisure — 0.2%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 3.31%, 2/16/24	87,318	87,471
CityCenter Holdings, LLC, 2017 Term Loan B, 3.49%, 4/18/24	147,823	148,230
Hilton Worldwide Finance, LLC, Term Loan B2, 2.99%, 10/25/23	102,746	103,709
Scientific Games International, Inc., 2017 Term Loan B3, 4.99%, 10/1/21	44,919	45,646

	Principal Amount/ Shares	Value
Yum! Brands Inc., 1st Lien Term Loan B, 2.99%, 6/16/23	$66,120	$66,595
		451,651
Household Durables — 0.1%
Wilsonart LLC, 2016 Term Loan, 4.65%, 12/19/23	249,375	251,452
Industrial Conglomerates — 0.2%
American Builders & Contractors Supply Co., Inc., Term Loan B, 3.74%, 10/31/23	161,818	163,020
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan B2, 3.74%, 3/20/22	123,750	125,739
Polyconcept Investments B.V., USD 2016 Term Loan B, 6.25%, 8/10/23	149,250	150,183
		438,942
Insurance — 0.4%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.42%, 8/12/22	565,606	567,987
Flying Fortress Inc., New Term Loan, 3.40%, 4/30/20	250,000	252,566
		820,553
Internet Software and Services — 0.6%
Ancestry.com Operations Inc., 2017 1st Lien Term Loan, 4.25%, 10/19/23	564,453	570,273
MH Sub I, LLC, 1st Lien Term Loan, 4.75%, 7/8/21	242,464	245,041
Rackspace Hosting, Inc., 1st Lien Term Loan, 4.53%, 11/3/23	472,865	476,818
		1,292,132
IT Services — 0.5%
Alion Science and Technology Corporation, 2015 Term Loan B, 5.50%, 8/19/21	48,831	48,964
CDW LLC, 2016 Term Loan B, 3.15%, 8/17/23	87,280	87,959
First Data Corporation, 2017 Term Loan, 3.99%, 4/26/24	349,873	350,441
Netsmart Technologies, Inc., 2016 Term Loan C1, 5.65%, 4/19/23	305,070	307,739
Travelport Finance (Luxembourg) S.a.r.l., 2017 Term Loan B, 4.29%, 9/2/21	234,321	236,434
WEX Inc., Term Loan B, 4.49%, 7/1/23	95,631	96,834
		1,128,371
Machinery — 0.2%
Husky Injection Molding Systems Ltd., 1st Lien Term Loan, 4.25%, 6/30/21	379,124	381,774
Rexnord LLC, 2016 Term Loan B, 3.89%, 8/21/23	66,816	67,132
		448,906
Media — 1.1%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.25%, 7/23/21	248,724	243,439
CDS U.S. Intermediate Holdings, Inc., 1st Lien Term Loan, 5.15%, 7/8/22	209,672	211,813
Checkout Holding Corp., 1st Lien Term Loan, 4.50%, 4/9/21	401,039	368,956
Checkout Holding Corp., 2nd Lien Term Loan, 7.75%, 4/11/22	50,000	38,125
Colorado Buyer Inc, 2nd Lien Term Loan, 3/28/25(7)	134,409	135,305
Colorado Buyer Inc, Term Loan B, 3/28/24(7)	96,278	96,964
CSC Holdings, LLC, 2017 1st Lien Term Loan, 3.24%, 7/15/25	196,561	196,790

		Principal Amount/ Shares	Value
GTT Communications, Inc., 2017 Term Loan B, 5.00%, 1/9/24		$26,855	$27,207
Learfield Communications, Inc., 2016 1st Lien Term Loan, 4.25%, 12/1/23		114,573	115,647
Live Nation Entertainment, Inc., Term Loan B2, 3.50%, 10/31/23		13,425	13,565
National CineMedia, LLC, Refi Term Loan, 3.75%, 11/26/19		250,000	252,500
Regal Cinemas Corporation, Reprice Term Loan, 3.49%, 4/1/22		249,375	252,357
Virgin Media Bristol LLC, USD Term Loan I, 3.74%, 1/31/25		125,000	125,632
Ziggo Secured Finance BV, EUR Term Loan F, 3.00%, 4/15/25	EUR	370,632	404,676
			2,482,976
Metals and Mining — 0.2%
TurboCombustor Technology, Inc, New Term Loan B, 5.65%, 12/2/20		$125,718	117,389
WireCo WorldGroup, Inc., 1st Lien Term Loan, 6.50%, 9/30/23		317,975	321,155
			438,544
Multiline Retail†
J.C. Penney Corporation, Inc., 2016 Term Loan B, 5.30%, 6/23/23		58,179	58,180
Oil, Gas and Consumable Fuels — 0.2%
Talos Production LLC, 2nd Lien Bridge Term Loan, 11.00%, 4/3/22		500,000	467,500
Personal Products — 0.1%
KIK Custom Products, Inc., 2015 Term Loan B, 5.65%, 8/26/22		178,184	180,367
Pharmaceuticals†
Packaging Coordinators Midco, Inc., 1st Lien Term Loan, 5.15%, 6/30/23		61,108	61,318
Real Estate Management and Development — 0.1%
Capital Automotive L.P., 2017 1st Lien Term Loan, 4.00%, 3/24/24		54,889	55,425
Capital Automotive L.P., 2017 2nd Lien Term Loan, 7.00%, 3/24/25		46,619	47,755
			103,180
Semiconductors and Semiconductor Equipment†
Cavium, Inc., 2017 Term Loan B, 3.24%, 8/16/22		44,387	44,526
Software — 0.7%
Epicor Software Corporation, 1st Lien Term Loan, 4.75%, 6/1/22		49,159	49,189
Epicor Software Corporation, 2016 Term Loan, 5.00%, 6/1/22		54,542	54,622
Quest Software US Holdings Inc., Term Loan B, 7.00%, 10/31/22		87,291	88,927
RP Crown Parent, LLC, 2016 Term Loan B, 4.50%, 10/12/23		124,688	125,895
SolarWinds Holdings, Inc., 2017 Term Loan, 4.50%, 2/5/23		603,354	607,376
Sophia, L.P., 2017 Term Loan B, 4.40%, 9/30/22		507,215	507,088

	Principal Amount/ Shares	Value
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 6.40%, 6/30/22	$149,564	$132,364
		1,565,461
Specialty Retail — 0.2%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 4.24%, 8/19/23	97,416	97,307
Petco Animal Supplies, Inc., 2017 Term Loan B, 4.17%, 1/26/23	422,942	384,482
		481,789
Technology Hardware, Storage and Peripherals — 0.5%
Dell Inc., 2017 Term Loan B, 3.50%, 9/7/23	204,341	205,344
Dell Inc., Term Loan A2, 3.25%, 9/7/21	98,734	99,006
Misys Europe SA, USD 1st Lien Term Loan, 4/27/24(7)	151,313	152,543
Optiv Security, Inc., 1st Lien Term Loan, 4.25%, 2/1/24	151,388	151,419
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 4/18/24(7)	101,137	100,821
Salient CRGT, Inc., 2017 Term Loan, 6.75%, 2/25/22	114,695	113,548
Tempo Acquisition LLC, Term Loan, 3/15/24(7)	316,376	316,613
		1,139,294
Textiles, Apparel and Luxury Goods — 0.1%
Ascena Retail Group, Inc., 2015 Term Loan B, 5.50%, 8/21/22	120,113	108,890
Wireless Telecommunication Services — 0.3%
LTS Buyer LLC, 1st Lien Term Loan, 4.40%, 4/13/20	427,152	429,593
Sprint Communications, Inc., 1st Lien Term Loan B, 3.50%, 2/2/24	144,856	145,196
		574,789
TOTAL BANK LOAN OBLIGATIONS (Cost $23,352,375)		23,549,121
COLLATERALIZED LOAN OBLIGATIONS(1) — 10.2%
Ares Enhanced Loan Investment Strategy IR Ltd., Series 2013-IRAR, Class D, VRN, 6.04%, 7/24/17(2)	850,000	838,832
Catamaran Collateralized Loan Obligations Ltd., Series 2012-1A, Class E, VRN, 6.77%, 6/20/17(2)	1,000,000	995,714
CIFC Funding Ltd., Series 2014-3A, Class E, VRN, 5.90%, 7/24/17(2)	500,000	477,038
CIFC Funding Ltd., Series 2016-1A, Class D, VRN, 5.16%, 7/21/17(2)	1,000,000	1,015,413
Covenant Credit Partners Collateralized Loan Obligations II Ltd., Series 2014-2A, Class D, VRN, 4.81%, 7/17/17(2)	1,000,000	997,583
Galaxy XVI Collateralized Loan Obligations Ltd., Series 2013-16A, Class E, VRN, 5.54%, 5/16/17(2)	814,944	782,918
Golub Capital Partners Collateralized Loan Obligations Ltd., Series 2015-22A, Class C, VRN, 5.20%, 5/22/17(2)	300,000	301,410
Nelder Grove Collateralized Loan Obligations Ltd., Series 2014-1A, Class D1R, VRN, 5.10%, 5/30/17(2)	1,000,000	1,005,489
Neuberger Berman Collateralized Loan Obligations XVI Ltd., Series 2014-16A, Class D, VRN, 4.51%, 7/17/17(2)	1,000,000	1,003,475
Northwoods Capital IX Ltd., Series 2012-9A, Class E, VRN, 6.26%, 7/18/17(2)	621,000	620,424
Northwoods Capital X Ltd., Series 2013-10A, Class D, VRN, 4.63%, 8/4/17(2)	1,000,000	1,000,140

	Principal Amount/ Shares	Value
Northwoods Capital X Ltd., Series 2013-10A, Class DR, VRN, 4.67%, 8/4/17(2)(3)	$1,000,000	$1,000,000
OZLM Funding II Ltd., Series 2012-2A, Class CR, VRN, 5.04%, 7/31/17(2)	500,000	504,403
OZLM VI Ltd., Series 2014-6A, Class D, VRN, 5.91%, 7/17/17(2)	535,000	520,486
OZLM VIII Ltd., Series 2014-8A, Class C, VRN, 4.66%, 7/17/17(2)	1,000,000	1,008,904
Pinnacle Park Collateralized Loan Obligations Ltd., Series 2014-1A, Class E, VRN, 6.11%, 7/17/17(2)	520,000	499,811
Shackleton Collateralized Loan Obligations, Series 2014-6A, Class D, VRN, 4.62%, 7/17/17(2)	750,000	741,089
Shackleton Collateralized Loan Obligations Ltd., Series 2013-4A, Class E, VRN, 6.02%, 7/13/17(2)	1,300,000	1,249,798
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class CR, VRN, 5.07%, 7/31/17(2)(3)	1,000,000	1,000,000
Sound Point Collateralized Loan Obligations V Ltd., Series 2014-1A, Class D, VRN, 4.56%, 7/18/17(2)	300,000	302,665
TICP Collateralized Loan Obligations VI Ltd., Series 2016-6A, Class D, VRN, 5.08%, 7/17/17(2)	1,000,000	1,016,080
Venture XIV Collateralized Loan Obligations Ltd., Series 2013-14A, Class D, VRN, 4.80%, 5/30/17(2)	300,000	302,656
Venture XVI Collateralized Loan Obligations Ltd., Series 2014-16A, Class B1L, VRN, 4.61%, 7/17/17(2)	1,000,000	1,000,334
Vibrant Collateralized Loan Obligations III Ltd., Series 2015-3A, Class C, VRN, 4.68%, 7/20/17(2)	1,000,000	1,003,994
Voya Collateralized Loan Obligations Ltd., Series 2013-1A, Class C, VRN, 4.66%, 7/17/17(2)	750,000	755,598
Voya Collateralized Loan Obligations Ltd., Series 2014-4A, Class D, VRN, 6.66%, 7/14/17(2)	1,100,000	1,089,131
WhiteHorse VII Ltd., Series 2013-1A, Class B1L, VRN, 4.75%, 5/24/17(2)	1,500,000	1,508,905
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $22,088,570)		22,542,290
CORPORATE BONDS — 10.2%
Aerospace and Defense†
StandardAero Aviation Holdings, Inc., 10.00%, 7/15/23(2)	88,000	96,580
Airlines — 0.3%
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19(2)	500,000	480,000
United Continental Holdings, Inc., 5.00%, 2/1/24	122,000	123,220
VistaJet Malta Finance plc / VistaJet Co. Finance LLC, 7.75%, 6/1/20(2)	20,000	16,350
		619,570
Auto Components — 0.1%
Allison Transmission, Inc., 5.00%, 10/1/24(2)	184,000	187,910
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	106,000	111,775
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	20,000	20,575
		320,260
Chemicals — 0.2%
TPC Group, Inc., 8.75%, 12/15/20(2)	545,000	509,575
Commercial Services and Supplies — 0.3%
ADT Corp. (The), 3.50%, 7/15/22	133,000	129,342

		Principal Amount/ Shares	Value
Live Nation Entertainment, Inc., 4.875%, 11/1/24(2)		$57,000	$57,570
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)		142,000	155,490
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(2)		114,000	117,990
ServiceMaster Co. LLC (The), 5.125%, 11/15/24(2)		120,000	124,200
			584,592
Communications Equipment — 0.2%
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		272,000	290,360
Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25		135,000	146,475
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(2)		32,000	34,040
			470,875
Construction and Engineering — 0.4%
AECOM, 5.125%, 3/15/27(2)		510,000	511,861
SBA Communications Corp., 4.875%, 7/15/22		126,000	130,095
SBA Communications Corp., 4.875%, 9/1/24(2)		212,000	214,385
			856,341
Construction Materials — 0.2%
CPG Merger Sub LLC, 8.00%, 10/1/21(2)		87,000	91,785
Eagle Materials, Inc., 4.50%, 8/1/26		125,000	125,000
Standard Industries, Inc., 6.00%, 10/15/25(2)		44,000	47,190
Standard Industries, Inc., 5.00%, 2/15/27(2)		39,000	39,488
USG Corp., 5.50%, 3/1/25(2)		68,000	71,655
			375,118
Consumer Finance — 0.3%
GLP Capital LP / GLP Financing II, Inc., 4.375%, 4/15/21		23,000	24,150
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26		115,000	121,612
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)		387,000	410,220
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(2)		69,000	73,140
			629,122
Consumer Staples — 0.2%
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(2)		120,000	122,100
Sabre GLBL, Inc., 5.375%, 4/15/23(2)		73,000	76,285
Sabre GLBL, Inc., 5.25%, 11/15/23(2)		303,000	315,120
			513,505
Containers and Packaging — 0.4%
Ball Corp., 5.25%, 7/1/25		77,000	83,449
Berry Plastics Corp., 5.50%, 5/15/22		89,000	93,116
Berry Plastics Corp., 6.00%, 10/15/22		3,000	3,199
Berry Plastics Corp., 5.125%, 7/15/23		100,000	104,345
BWAY Holding Co., 5.50%, 4/15/24(2)		190,000	192,613
BWAY Holding Co., 7.25%, 4/15/25(2)		145,000	145,181
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26(2)		26,000	25,545
Sealed Air Corp., 5.125%, 12/1/24(2)		126,000	132,615
Silgan Holdings, Inc., 3.25%, 3/15/25(2)	EUR	105,000	115,814
			895,877

	Principal Amount/ Shares	Value
Diversified Financial Services†
Ally Financial, Inc., 4.125%, 2/13/22	$33,000	$33,289
Ally Financial, Inc., 5.125%, 9/30/24	20,000	20,475
		53,764
Diversified Telecommunication Services — 0.8%
Inmarsat Finance plc, 4.875%, 5/15/22(2)	310,000	313,100
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	125,000	117,650
Intelsat Jackson Holdings SA, 9.50%, 9/30/22(2)	462,000	546,315
Level 3 Financing, Inc., 5.625%, 2/1/23	600,000	624,000
Telesat Canada / Telesat LLC, 8.875%, 11/15/24(2)	166,000	183,015
		1,784,080
Electronic Equipment, Instruments and Components — 0.1%
WESCO Distribution, Inc., 5.375%, 6/15/24	263,000	271,548
Energy Equipment and Services — 0.1%
CHC Group LLC / CHC Finance Ltd., (Acquired 3/13/17, Cost $70,835), 0.00%, 10/1/20(8)(9)	114,377	183,003
Equity Real Estate Investment Trusts (REITs)†
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	66,000	66,083
Food Products — 0.4%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)	99,000	102,465
Lamb Weston Holdings, Inc., 4.875%, 11/1/26(2)	31,000	32,046
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21(4)	400,000	411,000
Post Holdings, Inc., 5.00%, 8/15/26(2)	141,000	140,648
TreeHouse Foods, Inc., 6.00%, 2/15/24(2)	84,000	89,880
		776,039
Health Care Equipment and Supplies — 0.2%
MEDNAX, Inc., 5.25%, 12/1/23(2)	492,000	504,300
Health Care Providers and Services — 0.6%
Covenant Surgical Partners, Inc., 8.75%, 8/1/19(2)	400,000	390,000
Envision Healthcare Corp., 6.25%, 12/1/24(2)	70,000	73,850
HCA, Inc., 5.375%, 2/1/25	644,000	672,175
HCA, Inc., 4.50%, 2/15/27	175,000	177,098
		1,313,123
Hotels, Restaurants and Leisure — 1.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(2)	600,000	619,680
AdvancePierre Foods Holdings, Inc., 5.50%, 12/15/24(2)	376,000	420,180
Aramark Services, Inc., 5.125%, 1/15/24	301,000	318,307
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	56,000	58,240
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(2)	135,000	136,350
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25(2)	248,000	255,440
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27(2)	149,000	153,098
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(2)	20,000	20,700

	Principal Amount/ Shares	Value
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)	$347,000	$356,542
Six Flags Entertainment Corp., 4.875%, 7/31/24(2)	384,000	388,320
		2,726,857
Household Durables — 0.1%
Lennar Corp., 4.875%, 12/15/23	63,000	65,441
Tempur Sealy International, Inc., 5.50%, 6/15/26	61,000	60,848
Toll Brothers Finance Corp., 5.625%, 1/15/24	63,000	67,804
		194,093
Industrial Conglomerates — 0.1%
Gates Global LLC / Gates Global Co., 6.00%, 7/15/22(2)	253,000	255,530
Insurance — 0.3%
Aircastle Ltd., 5.50%, 2/15/22	375,000	407,962
Aircastle Ltd., 4.125%, 5/1/24	241,000	245,700
		653,662
Machinery — 0.3%
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21(2)	29,000	30,160
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(2)	102,000	107,865
Oshkosh Corp., 5.375%, 3/1/25	340,000	356,150
Welbilt, Inc., 9.50%, 2/15/24	40,000	46,400
		540,575
Media — 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24	387,000	408,285
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)	476,000	506,788
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)	111,000	113,498
GTT Escrow Corp., 7.875%, 12/31/24(2)	130,000	135,850
Lamar Media Corp., 5.75%, 2/1/26	381,000	416,242
National CineMedia LLC, 6.00%, 4/15/22	250,000	258,125
National CineMedia LLC, 5.75%, 8/15/26	233,000	238,825
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	537,000	554,117
Regal Entertainment Group, 5.75%, 6/15/23	113,000	119,497
Regal Entertainment Group, 5.75%, 2/1/25	65,000	67,925
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)	44,000	47,190
Sirius XM Radio, Inc., 5.375%, 7/15/26(2)	15,000	15,394
Unison Ground Lease Funding LLC, 6.27%, 3/15/43(2)	171,000	159,243
		3,040,979
Metals and Mining — 0.1%
Compass Minerals International, Inc., 4.875%, 7/15/24(2)	198,000	194,535
Multiline Retail†
JC Penney Corp., Inc., 5.875%, 7/1/23(2)	37,000	37,463
Oil, Gas and Consumable Fuels — 1.0%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(2)	503,000	530,665
Diamondback Energy, Inc., 4.75%, 11/1/24(2)	511,000	514,832
Gulfport Energy Corp., 6.00%, 10/15/24(2)	570,000	564,300

		Principal Amount/ Shares	Value
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(2)		$309,000	$313,635
Range Resources Corp., 5.00%, 3/15/23(2)		290,000	288,188
			2,211,620
Pharmaceuticals†
Valeant Pharmaceuticals International, Inc., 4.50%, 5/15/23	EUR	100,000	76,740
Software — 0.1%
Rackspace Hosting, Inc., 8.625%, 11/15/24(2)		$63,000	66,859
Sophia LP / Sophia Finance, Inc., 9.00%, 9/30/23(2)		194,000	204,762
			271,621
Specialty Retail — 0.3%
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25		377,000	391,137
United Rentals North America, Inc., 5.875%, 9/15/26		77,000	81,524
United Rentals North America, Inc., 5.50%, 5/15/27		77,000	79,406
			552,067
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)		105,000	115,858
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 4.875%, 5/15/26(2)		100,000	100,000
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc., 6.00%, 4/15/24		150,000	162,900
T-Mobile USA, Inc., 6.375%, 3/1/25		12,000	13,144
T-Mobile USA, Inc., 6.50%, 1/15/26		398,000	442,277
			618,321
TOTAL CORPORATE BONDS (Cost $21,913,156)			22,413,276
EXCHANGE-TRADED FUNDS — 6.9%
iShares Global Financials ETF		71,572	4,378,059
iShares International Select Dividend ETF		216,440	6,884,957
iShares U.S. Preferred Stock ETF		61,408	2,395,526
PowerShares Preferred Portfolio ETF		100,174	1,497,601
TOTAL EXCHANGE-TRADED FUNDS (Cost $14,210,142)			15,156,143
COMMERCIAL MORTGAGE-BACKED SECURITIES(1) — 6.5%
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPB, VRN, 4.84%, 5/15/17(2)		$212,500	214,476
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, VRN, 5.24%, 5/15/17(2)		889,196	897,798
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, VRN, 6.28%, 5/1/17(2)		1,000,000	1,016,937
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, VRN, 6.25%, 5/1/17		434,291	437,913
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class A1A, VRN, 5.99%, 5/1/17		187,249	187,459
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class D, VRN, 4.49%, 5/15/17(2)		1,000,000	1,016,511
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, VRN, 6.51%, 5/1/17		129,229	130,360
CSMC Trust, Series 2015-DEAL, Class D, VRN, 4.09%, 5/15/17(2)		1,000,000	1,006,012

	Principal Amount/ Shares	Value
CSMC Trust, Series 2015-DEAL, Class E, VRN, 4.99%, 5/15/17(2)	$1,000,000	$1,008,835
EQTY Mortgage Trust, Series 2014-INNS, Class E, VRN, 4.44%, 5/8/17(2)	1,000,000	1,003,806
GE Commercial Mortgage Corp., Series 2007-C1, Class A1A, VRN, 5.48%, 5/1/17	92,794	92,726
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class E, VRN, 4.79%, 5/15/17(2)	1,000,000	1,006,415
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2016-WPT, Class D, VRN, 4.74%, 5/15/17(2)	1,000,000	1,017,984
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class D, VRN, 4.29%, 5/1/17	1,000,000	911,562
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class E, VRN, 4.74%, 5/15/17(2)	300,000	291,698
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class E, VRN, 4.84%, 5/15/17(2)	300,000	302,247
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, VRN, 4.59%, 5/15/17(2)	1,000,000	1,001,617
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class E, VRN, 4.29%, 5/15/17(2)	1,000,000	1,000,540
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, VRN, 6.16%, 5/11/17	134,815	135,262
Lone Star Portfolio Trust, Series 2015-LSP, Class E, VRN, 6.59%, 5/15/17(2)	1,194,512	1,218,490
Morgan Stanley Capital I Trust, Series 2007-HQ13, Class A3 SEQ, 5.57%, 12/15/44	441,583	445,348
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,247,836)		14,343,996
EXCHANGE-TRADED NOTES — 5.0%
ETRACS Alerian MLP Infrastructure Index ETN	148,532	4,182,661
JPMorgan Alerian MLP Index ETN	211,518	6,736,848
TOTAL EXCHANGE-TRADED NOTES (Cost $10,748,264)		10,919,509
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 3.6%
Private Sponsor Collateralized Mortgage Obligations — 2.0%
Banc of America Merrill Lynch, Series 2016 ASHF , Class E, VRN, 7.74%, 5/15/17(2)	$1,000,000	1,029,851
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC6, Class A2, VRN, 1.39%, 5/25/17	1,286,538	1,111,327
Credit Suisse Mortgage Trust, Series 2015-SAND, Class E, VRN, 4.85%, 5/15/17(2)	300,000	304,229
Credit Suisse Mortgage Trust, Series 2015-SAND, Class F, VRN, 5.70%, 5/15/17(2)	1,000,000	1,015,208
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA2, Class 1A1 SEQ, 6.00%, 1/25/35	885,627	872,436
		4,333,051
U.S. Government Agency Collateralized Mortgage Obligations — 1.6%
FNMA, Series 2016-C05, Class 2M2, VRN, 5.44%, 5/25/17	1,000,000	1,092,259
FNMA, Series 2016-C06, Class 1M2, VRN, 5.24%, 5/25/17	1,000,000	1,088,079
GNMA, Series 2012-87, IO, VRN, 0.59%, 5/1/17	5,979,267	193,962
GNMA, Series 2012-99, IO, SEQ, VRN, 0.56%, 5/1/17	4,640,859	184,689
GNMA, Series 2014-126, IO, SEQ, VRN, 0.75%, 5/1/17	5,300,122	297,885
GNMA, Series 2014-126, IO, SEQ, VRN, 0.98%, 5/1/17	6,523,227	417,501

	Principal Amount/ Shares	Value
GNMA, Series 2015-85, IO, VRN, 0.63%, 5/1/17	$6,789,042	$339,474
		3,613,849
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,168,957)		7,946,900
U.S. TREASURY SECURITIES — 2.5%
U.S. Treasury Notes, 1.625%, 5/15/26	3,765,000	3,568,294
U.S. Treasury Notes, 2.00%, 11/15/26	2,100,000	2,049,552
TOTAL U.S. TREASURY SECURITIES (Cost $5,700,533)		5,617,846
PURCHASED OPTIONS CONTRACTS†
iShares Russell 2000 ETF Trust, Put $132.00, Expires July 2017	21	3,895
iShares Russell 2000 ETF Trust, Put $129.00, Expires September 2017	10	2,395
SPDR S&P 500 ETF Trust, Call $236.00, Expires May 2017	17	5,882
SPDR S&P 500 ETF Trust, Call $238.00, Expires May 2017	62	6,014
SPDR S&P 500 ETF Trust, Put $235.00, Expires May 2017	34	391
SPDR S&P 500 ETF Trust, Put $235.00, Expires May 2017	17	1,623
SPDR S&P 500 ETF Trust, Put $238.00, Expires May 2017	62	4,774
SPDR S&P 500 ETF Trust, Put $195.00, Expires June 2017	3	41
SPDR S&P 500 ETF Trust, Put $224.00, Expires June 2017	11	858
SPDR S&P 500 ETF Trust, Put $212.00, Expires September 2017	18	3,096
TOTAL PURCHASED OPTIONS CONTRACTS (Cost $52,005)		28,969
TEMPORARY CASH INVESTMENTS — 14.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $31,821,937)	31,821,937	31,821,937
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 99.4% (Cost $215,681,427)		219,174,188
CORPORATE BONDS SOLD SHORT — (0.1)%
Automobiles — (0.1)%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	$(73,000)	(75,464)
Chemicals†
Tronox Finance LLC, 144A, 7.50%, 3/15/22	(60,000)	(63,000)
TOTAL CORPORATE BONDS SOLD SHORT (Proceeds $127,626)		(138,464)
OTHER ASSETS AND LIABILITIES — 0.7%		1,380,551
TOTAL NET ASSETS — 100.0%		$220,416,275

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Premiums Received	Value
iShares iBoxx $ High Yield Corporate Bond ETF	231	Put	$84.00	June 2017	$18,932	$(3,812)
iShares iBoxx $ High Yield Corporate Bond ETF	462	Call	$87.00	June 2017	42,483	(53,130)
					$61,415	$(56,942)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	600,673	EUR	560,000	State Street Bank & Trust Co.	5/19/17	$(9,804)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
220	CBOE Volatility Index (VIX)	June 2017	$2,887,500	$(282,321)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
212	CBOE Volatility Index (VIX)	July 2017	$2,968,000	$207,608
37	Euro-Bund 10-Year Bonds	June 2017	6,520,396	(35,117)
36	S&P 500 E-Mini	June 2017	4,284,900	(21,687)
			$13,773,296	$150,804

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity		Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
Markit CDX North America High Yield Index Series 28		$2,250,000	Sell	5.00%	6/20/22	3.28%	$33,713	$184,178
Markit iTraxx Europe Crossover Series 27	EUR	73,000	Sell	5.00%	6/20/22	2.66%	1,973	9,130
							$35,686	$193,308

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**
Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
IO	-	Interest Only
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Final maturity date indicated, unless otherwise noted.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $80,343,763, which represented 36.5% of total net assets. Of these securities, 0.7% of total net assets were deemed illiquid under policies approved by the Board of Directors.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on options contracts and/or securities sold short. At the period end, the aggregate value of securities pledged was $6,913,985.

(5)	Non-income producing.

(6)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(7)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(8)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(9)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $183,003, which represented 0.1% of total net assets.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $215,681,427)	$219,174,188
Foreign currency holdings, at value (cost of $8,943)	7,294
Deposits for securities sold short and derivative instruments	746,710
Receivable for investments sold	6,623,393
Receivable for capital shares sold	2,440,424
Receivable for variation margin on futures contracts	35,177
Receivable for variation margin on swap agreements	1,047
Interest and dividends receivable	752,404
229,780,637

Liabilities
Securities sold short, at value (proceeds of $127,626)	138,464
Disbursements in excess of demand deposit cash	3,529
Written options contracts, at value (premiums of $61,415)	56,942
Payable for investments purchased	8,157,505
Payable for capital shares redeemed	637,238
Unrealized depreciation on forward foreign currency exchange contracts	9,804
Accrued management fees	332,838
Distribution and service fees payable	27,254
Interest expense payable on securities sold short	721
Fees and charges payable on borrowings for securities sold short	67
9,364,362

Net Assets	$220,416,275

Net Assets Consist of:
Capital (par value and paid-in surplus)	$218,638,856
Undistributed net investment income	515,187
Accumulated net realized loss	(2,118,548)
Net unrealized appreciation	3,380,780
$220,416,275

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$128,521,274	13,210,420	$9.73
I Class, $0.01 Par Value	$15,243,746	1,566,273	$9.73
Y Class, $0.01 Par Value	$5,022	516	$9.73
A Class, $0.01 Par Value	$49,058,614	5,042,526	$9.73*
C Class, $0.01 Par Value	$21,260,756	2,197,276	$9.68
R Class, $0.01 Par Value	$2,018,970	207,923	$9.71
R6 Class, $0.01 Par Value	$4,307,893	442,585	$9.73
*Maximum offering price $10.32 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $589)	$2,354,652
Dividends	759,953
3,114,605

Expenses:
Management fees	1,589,507
Distribution and service fees:
A Class	42,157
C Class	82,092
R Class	4,923
Directors' fees and expenses	2,136
Interest expense on securities sold short	4,133
Fees and charges on borrowings for securities sold short	145
Other expenses	2,683
1,727,776
Fees waived(1)	(64,332)
1,663,444

Net investment income (loss)	1,451,161

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	375,552
Securities sold short transactions	(938)
Futures contract transactions	(125,489)
Swap agreement transactions	82,445
Written options contract transactions	57,428
Foreign currency transactions	21,912
410,910

Change in net unrealized appreciation (depreciation) on:
Investments	3,710,799
Securities sold short	(8,207)
Futures contracts	(214,617)
Swap agreements	37,755
Written options contracts	(43,081)
Translation of assets and liabilities in foreign currencies	(3,334)
3,479,315

Net realized and unrealized gain (loss)	3,890,225

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,341,386

(1)
Amount consists of $37,232, $4,577, $13,490, $6,567, $788 and $1,678 for the Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. The waiver amount for the Y Class was less than $0.50.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$1,451,161	$1,305,762
Net realized gain (loss)	410,910	(1,958,927)
Change in net unrealized appreciation (depreciation)	3,479,315	2,235,948
Net increase (decrease) in net assets resulting from operations	5,341,386	1,582,783

Distributions to Shareholders
From net investment income:
Investor Class	(781,488)	(978,526)
I Class	(103,576)	(234,250)
A Class	(225,586)	(386,150)
C Class	(47,773)	(297,352)
R Class	(10,887)	(60,792)
R6 Class	(41,034)	(77,674)
Decrease in net assets from distributions	(1,210,344)	(2,034,744)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	129,158,170	36,711,052

Net increase (decrease) in net assets	133,289,212	36,259,091

Net Assets
Beginning of period	87,127,063	50,867,972
End of period	$220,416,275	$87,127,063

Undistributed net investment income	$515,187	$274,370

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Income Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to provide diverse sources of income.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Exchange-traded notes and equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures and options contracts are valued based on quoted prices as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, short sales, futures contracts, options contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on short sales, futures contracts, options contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Perella Weinberg Partners Capital Management LP (PWP) as a subadvisor for the fund. PWP is responsible for making recommendations with respect to hiring, terminating, or replacing the fund’s underlying subadvisors. The fund’s underlying subadvisors at the period end were ArrowMark Colorado Holdings LLC (formerly Arrowpoint Asset Management, LLC), Bain Capital Credit, LP, and Good Hill Partners LP. PWP determines the percentage of the fund’s portfolio allocated to each subadvisor, including PWP, in order to seek to achieve the fund’s investment objective. ACIM is responsible for entering into subadvisory agreements and overseeing the activities of each of the subadvisors including monitoring compliance with fund objectives, strategies and restrictions. ACIM pays all costs associated with retaining the subadvisors of the fund. ACIM and the fund’s subadvisors own 20% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended April 30, 2017, the investment advisor agreed to waive 0.08% of the fund's management fee. The investment advisor expects this waiver to continue until April 9, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2017 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	2.00%	1.92%
I Class	1.80%	1.72%
Y Class	1.65%	1.57%
A Class	2.00%	1.92%
C Class	2.00%	1.92%
R Class	2.00%	1.92%
R6 Class	1.65%	1.57%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases of investment securities and securities sold short, excluding short-term investments, for the period ended April 30, 2017 totaled $145,648,631, of which $6,360,547 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities and securities sold short, excluding short-term investments, for the period ended April 30, 2017 totaled $31,381,927, of which $991,406 represented U.S. Treasury and Government Agency obligations.

Transactions in written options contracts during the period ended April 30, 2017 were as follows:

	Outstanding, Beginning of Period	Written	Closed	Exercised	Expired	Outstanding, End of Period
Number of Contracts	1,044	693	—	(276)	(768)	693
Premiums Received	$86,868	$61,415	—	$(29,440)	$(57,428)	$61,415

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017(1)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	80,000,000		100,000,000
Sold	11,393,915	$109,403,777	3,292,955	$31,071,814
Issued in reinvestment of distributions	81,398	779,536	104,730	976,510
Redeemed	(2,637,099)	(25,484,248)	(1,304,988)	(12,393,227)
	8,838,214	84,699,065	2,092,697	19,655,097
I Class/Shares Authorized	50,000,000		80,000,000
Sold	848,625	8,147,775	223,611	2,118,179
Issued in reinvestment of distributions	10,816	103,576	25,141	234,250
Redeemed	(43,086)	(415,537)	(98,834)	(946,715)
	816,355	7,835,814	149,918	1,405,714
Y Class/Shares Authorized	50,000,000		N/A
Sold	516	5,000
A Class/Shares Authorized	35,000,000		40,000,000
Sold	3,094,692	29,745,241	1,296,924	12,305,538
Issued in reinvestment of distributions	23,292	223,161	41,367	385,742
Redeemed	(220,010)	(2,117,342)	(201,729)	(1,924,374)
	2,897,974	27,851,060	1,136,562	10,766,906
C Class/Shares Authorized	35,000,000		40,000,000
Sold	923,339	8,836,119	407,147	3,836,114
Issued in reinvestment of distributions	4,955	47,201	31,818	295,025
Redeemed	(17,632)	(168,708)	(164,912)	(1,564,736)
	910,662	8,714,612	274,053	2,566,403
R Class/Shares Authorized	20,000,000		20,000,000
Sold	168	1,607	33,029	312,786
Issued in reinvestment of distributions	1,139	10,887	6,535	60,792
Redeemed	(95)	(909)	(32,853)	(313,388)
	1,212	11,585	6,711	60,190
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	—	—	262,927	2,495,176
Issued in reinvestment of distributions	4,288	41,034	8,336	77,674
Redeemed	—	—	(32,966)	(316,108)
	4,288	41,034	238,297	2,256,742
Net increase (decrease)	13,469,221	$129,158,170	3,898,238	$36,711,052

(1)	April 10, 2017 (commencement of sale) through April 30, 2017 for the Y Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Asset-Backed Securities	—	$33,074,658	—
Common Stocks	$31,735,118	24,425	—
Bank Loan Obligations	—	23,549,121	—
Collateralized Loan Obligations	—	22,542,290	—
Corporate Bonds	—	22,413,276	—
Exchange-Traded Funds	15,156,143	—	—
Commercial Mortgage-Backed Securities	—	14,343,996	—
Exchange-Traded Notes	10,919,509	—	—
Collateralized Mortgage Obligations	—	7,946,900	—
U.S. Treasury Securities	—	5,617,846	—
Purchased Options Contracts	28,969	—	—
Temporary Cash Investments	31,821,937	—	—
	$89,661,676	$129,512,512	—
Other Financial Instruments
Futures Contracts	$207,608	—	—
Swap Agreements	—	$193,308	—
	$207,608	$193,308	—

Liabilities
Securities Sold Short
Corporate Bonds	—	$138,464	—
Other Financial Instruments
Futures Contracts	$304,008	$35,117	—
Forward Foreign Currency Exchange Contracts	—	9,804	—
Written Options Contracts	56,942	—	—
	$360,950	$44,921	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $3,813,404.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or option contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date.  A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to these equity price risk derivative instruments during the period was 173 purchased options contracts and 539 written options contracts.

A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average exposure to these equity price risk derivative instruments during the period was 300 futures contracts.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,007,195.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 35 contracts.

Value of Derivative Instruments as of April 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$1,047	Payable for variation margin on swap agreements*	—
Equity Price Risk	Investment securities	28,969	Investment securities	—
Equity Price Risk	Receivable for variation margin on futures contracts *	25,980	Payable for variation margin on futures contracts *	—
Equity Price Risk	Written options contracts	—	Written options contracts	$56,942
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	9,804
Interest Rate Risk	Receivable for variation margin on futures contracts*	9,197	Payable for variation margin on futures contracts*	—
		$65,193		$66,746

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$82,445	Change in net unrealized appreciation (depreciation) on swap agreements	$37,755
Equity Price Risk	Net realized gain (loss) on futures contract transactions	(120,269)	Change in net unrealized appreciation (depreciation) on futures contracts	(120,662)
Equity Price Risk	Net realized gain (loss) on investment transactions	(51,371)	Change in net unrealized appreciation (depreciation) on investments	(4,220)
Equity Price Risk	Net realized gain (loss) on written options contract transactions	57,428	Change in net unrealized appreciation (depreciation) on written options contracts	(43,081)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(6,283)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(7,693)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(5,220)	Change in net unrealized appreciation (depreciation) on futures contracts	(93,955)
		$(43,270)		$(231,856)

8. Risk Factors

ACIM utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. Multi-manager strategies can increase the fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.

The fund’s investments in secured and unsecured participations in bank loan obligations and assignments of such loans may create substantial risk. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. The fund’s bank loan investments typically will result in the fund having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation.

The fund may invest in collateralized debt obligations, collateralized loan obligations and other related instruments. Collateralized debt obligations are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid and more volatile. Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries.

Issuers of high-yield securities (also known as “junk bonds”) are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

Mortgage-related and other asset-backed securities are subject to additional risks including prepayment and extension risk. Mortgage-backed securities offered by non-governmental issuers are subject to specific risks, such as the failure of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$215,727,368
Gross tax appreciation of investments	$4,509,214
Gross tax depreciation of investments	(1,062,394)
Net tax appreciation (depreciation) of investments	$3,446,820
Net tax appreciation (depreciation) on securities sold short	(10,838)
Net tax appreciation (depreciation)	$3,435,982

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2016, the fund had accumulated short-term capital losses of $(2,277,603) and accumulated long-term capital losses of $(137,267), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(4)	$9.48	0.09	0.24	0.33	(0.08)	$9.73	3.46%	1.93%(5)	2.01%(5)	1.94%(5)	1.86%(5)	23%	$128,521
2016	$9.61	0.24	0.04	0.28	(0.41)	$9.48	3.03%	2.00%	2.01%	2.57%	2.56%	98%	$41,447
2015(6)	$10.00	0.10	(0.49)	(0.39)	—	$9.61	(3.90)%	2.00%(5)	2.00%(5)	2.55%(5)	2.55%(5)	23%	$21,898
I Class(7)
2017(4)	$9.48	0.10	0.24	0.34	(0.09)	$9.73	3.56%	1.73%(5)	1.81%(5)	2.14%(5)	2.06%(5)	23%	$15,244
2016	$9.61	0.26	0.05	0.31	(0.44)	$9.48	3.19%	1.80%	1.81%	2.77%	2.76%	98%	$7,111
2015(6)	$10.00	0.11	(0.50)	(0.39)	—	$9.61	(3.80)%	1.80%(5)	1.80%(5)	2.75%(5)	2.75%(5)	23%	$5,769
Y Class
2017(8)	$9.69	0.01	0.03	0.04	—	$9.73	0.41%	1.58%(5)	1.66%(5)	1.61%(5)	1.53%(5)	23%(9)	$5
A Class
2017(4)	$9.48	0.08	0.23	0.31	(0.06)	$9.73	3.33%	2.18%(5)	2.26%(5)	1.69%(5)	1.61%(5)	23%	$49,059
2016	$9.60	0.22	0.04	0.26	(0.38)	$9.48	2.80%	2.25%	2.26%	2.32%	2.31%	98%	$20,328
2015(6)	$10.00	0.09	(0.49)	(0.40)	—	$9.60	(4.00)%	2.25%(5)	2.25%(5)	2.30%(5)	2.30%(5)	23%	$9,673

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(4)	$9.43	0.04	0.24	0.28	(0.03)	$9.68	2.96%	2.93%(5)	3.01%(5)	0.94%(5)	0.86%(5)	23%	$21,261
2016	$9.57	0.14	0.05	0.19	(0.33)	$9.43	2.03%	3.00%	3.01%	1.57%	1.56%	98%	$12,129
2015(6)	$10.00	0.06	(0.49)	(0.43)	—	$9.57	(4.30)%	3.00%(5)	3.00%(5)	1.55%(5)	1.55%(5)	23%	$9,687
R Class
2017(4)	$9.46	0.07	0.23	0.30	(0.05)	$9.71	3.21%	2.43%(5)	2.51%(5)	1.44%(5)	1.36%(5)	23%	$2,019
2016	$9.59	0.19	0.04	0.23	(0.36)	$9.46	2.50%	2.50%	2.51%	2.07%	2.06%	98%	$1,956
2015(6)	$10.00	0.08	(0.49)	(0.41)	—	$9.59	(4.10)%	2.50%(5)	2.50%(5)	2.05%(5)	2.05%(5)	23%	$1,917
R6 Class
2017(4)	$9.48	0.11	0.23	0.34	(0.09)	$9.73	3.64%	1.58%(5)	1.66%(5)	2.29%(5)	2.21%(5)	23%	$4,308
2016	$9.62	0.27	0.04	0.31	(0.45)	$9.48	3.39%	1.65%	1.66%	2.92%	2.91%	98%	$4,157
2015(6)	$10.00	0.12	(0.50)	(0.38)	—	$9.62	(3.80)%	1.65%(5)	1.65%(5)	2.90%(5)	2.90%(5)	23%	$1,924

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended April 30, 2017 (unaudited).

(5)	Annualized.

(6)	May 29, 2015 (fund inception) through October 31, 2015.

(7)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(8)	April 10, 2017 (commencement of sale) through April 30, 2017 (unaudited).

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92370 1706

SEMIANNUAL REPORT
APRIL 30, 2017

 AC Alternatives® Long Short Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2017
Types of Investments in Portfolio	% of net assets
Common Stocks	76.7%
Participatory Notes	2.8%
Exchange-Traded Funds	2.6%
Exchange-Traded Funds Sold Short	(13.1)%
Common Stocks Sold Short	(8.5)%
Temporary Cash Investments	13.5%
Other Assets and Liabilities	26.0%*
*Amount relates primarily to deposits for securities sold short and derivative instruments.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,056.70	$14.58	2.86%
I Class	$1,000	$1,058.60	$13.58	2.66%
Y Class	$1,000	$1,008.50(2)	$1.26(3)	2.18%
A Class	$1,000	$1,055.90	$15.85	3.11%
C Class	$1,000	$1,052.20	$19.64	3.86%
R Class	$1,000	$1,055.00	$17.12	3.36%
R6 Class	$1,000	$1,058.50	$12.81	2.51%
Hypothetical
Investor Class	$1,000	$1,010.61	$14.26	2.86%
I Class	$1,000	$1,011.60	$13.27	2.66%
Y Class	$1,000	$1,013.98(4)	$10.89(4)	2.18%
A Class	$1,000	$1,009.37	$15.49	3.11%
C Class	$1,000	$1,005.65	$19.20	3.86%
R Class	$1,000	$1,008.13	$16.73	3.36%
R6 Class	$1,000	$1,012.35	$12.52	2.51%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through April 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 21, the number of days in the period from April 10, 2017 (commencement of sale) through April 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 76.7%
Aerospace and Defense — 1.0%
Airbus SE	6,087	$492,187
Arconic, Inc.	92	2,514
General Dynamics Corp.(1)	44	8,527
L3 Technologies, Inc.(1)	19	3,264
Northrop Grumman Corp.(1)	29	7,133
Textron, Inc.(1)	47	2,193
United Technologies Corp.	172	20,466
		536,284
Air Freight and Logistics — 1.1%
FedEx Corp.(1)	3,302	626,389
Auto Components†
Adient plc	10	735
Goodyear Tire & Rubber Co. (The)(1)	56	2,029
		2,764
Automobiles — 0.6%
Daimler AG	4,287	319,416
Ford Motor Co.(1)	804	9,222
General Motors Co.(1)	330	11,431
		340,069
Banks — 6.6%
ABN AMRO Group NV CVA	14,392	377,821
Banco Comercial Portugues SA R Shares(2)	307,954	68,701
Banco Macro SA ADR(1)	1,511	129,523
Bank of America Corp.	27,071	631,837
Bank of the Ozarks, Inc.	1,327	62,993
BB&T Corp.	163	7,038
BBVA Banco Frances SA ADR(1)	4,028	73,712
CIT Group, Inc.	36	1,667
Citigroup, Inc.(1)	630	37,246
Citizens Financial Group, Inc.(1)	66	2,423
Comerica, Inc.(1)	37	2,616
Erste Group Bank AG	2,067	73,897
Fifth Third Bancorp(1)	169	4,129
First Republic Bank(1)	31	2,866
Grupo Financiero Galicia SA ADR(1)	3,529	137,878
Huntington Bancshares, Inc.(1)	169	2,173
ING Groep NV	25,265	411,304
JPMorgan Chase & Co.	6,586	572,982
KBC Group NV	3,521	254,212
KeyCorp(1)	178	3,247
M&T Bank Corp.(1)	33	5,129
PNC Financial Services Group, Inc. (The)(1)	109	13,053
Regions Financial Corp.(1)	5,211	71,651
Signature Bank(1)(2)	1,494	206,844
SunTrust Banks, Inc.(1)	108	6,135

6

	Shares	Value
U.S. Bancorp	349	$17,897
Wells Fargo & Co.(1)	8,725	469,754
Western Alliance Bancorp(2)	1,365	65,383
		3,714,111
Beverages — 1.0%
Constellation Brands, Inc., Class A(1)	906	156,321
Molson Coors Brewing Co., Class B(1)	4,181	400,916
		557,237
Biotechnology — 0.1%
Celgene Corp.(2)	683	84,726
Building Products†
Johnson Controls International plc	89	3,700
Capital Markets — 1.8%
Affiliated Managers Group, Inc.(1)	4,175	691,338
Bank of New York Mellon Corp. (The)(1)	208	9,788
BlackRock, Inc.	19	7,307
Charles Schwab Corp. (The)(1)	71	2,758
CME Group, Inc.	68	7,901
E*TRADE Financial Corp.(1)(2)	61	2,108
Franklin Resources, Inc.(1)	81	3,492
Goldman Sachs Group, Inc. (The)(1)	91	20,366
Intercontinental Exchange, Inc.(1)	1,685	101,437
Invesco Ltd.	79	2,602
Morgan Stanley(1)	324	14,052
Northern Trust Corp.(1)	49	4,410
OM Asset Management plc	8,328	129,584
Raymond James Financial, Inc.(1)	29	2,161
State Street Corp.(1)	85	7,131
Thomson Reuters Corp.	71	3,226
		1,009,661
Chemicals — 3.5%
Akzo Nobel NV	4,291	375,244
Celanese Corp., Series A(1)	31	2,698
Dow Chemical Co. (The)(1)	201	12,623
E.I. du Pont de Nemours & Co.(1)	102	8,134
Eastman Chemical Co.(1)	24	1,914
Ingevity Corp.(2)	9	569
Lanxess AG	3,865	279,132
Mosaic Co. (The)(1)	75	2,020
PPG Industries, Inc.	1,171	128,623
Sherwin-Williams Co. (The)(1)	3,413	1,142,263
Valvoline, Inc.	1,197	26,633
		1,979,853
Commercial Services and Supplies — 0.6%
ISS A/S	6,092	252,664
KAR Auction Services, Inc.	1,434	62,551
Republic Services, Inc.(1)	51	3,213
Waste Management, Inc.	89	6,477
		324,905
Communications Equipment — 1.4%
Arista Networks, Inc.(1)(2)	1,164	162,541

7

	Shares	Value
ARRIS International plc(2)	6,700	$174,133
Cisco Systems, Inc.(1)	1,065	36,284
Harris Corp.(1)	22	2,462
Juniper Networks, Inc.(1)	7,897	237,463
Oclaro, Inc.(2)	6,394	51,216
Palo Alto Networks, Inc.(2)	1,177	129,411
		793,510
Construction and Engineering — 0.6%
FLSmidth & Co. A/S	4,166	250,573
Skanska AB, B Shares	3,460	82,776
		333,349
Construction Materials — 0.6%
Martin Marietta Materials, Inc.(1)	12	2,642
Vulcan Materials Co.(1)	2,795	337,860
		340,502
Consumer Finance — 0.1%
Ally Financial, Inc.	95	1,881
American Express Co.(1)	148	11,729
Capital One Financial Corp.(1)	116	9,324
Discover Financial Services(1)	94	5,884
		28,818
Containers and Packaging†
WestRock Co.	49	2,624
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(2)	542	89,544
Voya Financial, Inc.	47	1,757
		91,301
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,086	43,038
Cellnex Telecom SA	11,351	200,616
CenturyLink, Inc.(1)	120	3,080
Level 3 Communications, Inc.(1)(2)	56	3,403
Ooma, Inc.(2)	2,525	30,174
Telecom Argentina SA ADR	4,745	107,522
Verizon Communications, Inc.	62	2,846
		390,679
Electric Utilities — 0.5%
American Electric Power Co., Inc.	106	7,190
Duke Energy Corp.(1)	150	12,375
Edison International(1)	72	5,758
Entergy Corp.(1)	40	3,050
Eversource Energy(1)	69	4,099
Exelon Corp.(1)	187	6,476
FirstEnergy Corp.(1)	90	2,695
Pampa Energia SA ADR(2)	3,888	212,051
PG&E Corp.(1)	104	6,973
PPL Corp.(1)	143	5,450
Southern Co. (The)(1)	195	9,711
Xcel Energy, Inc.	108	4,865
		280,693

8

	Shares	Value
Electrical Equipment — 0.8%
ABB Ltd.	17,170	$420,363
Eaton Corp. plc	98	7,413
Emerson Electric Co.(1)	45	2,712
		430,488
Electronic Equipment, Instruments and Components — 0.5%
Corning, Inc.(1)	260	7,501
Flex Ltd.(2)	17,212	266,098
		273,599
Energy Equipment and Services — 0.9%
Baker Hughes, Inc.	90	5,343
Halliburton Co.(1)	1,663	76,298
Nabors Industries Ltd.	10,390	107,433
National Oilwell Varco, Inc.(1)	82	2,868
Precision Drilling Corp.(2)	15,371	61,144
SBM Offshore NV	9,392	154,739
Schlumberger Ltd.	266	19,309
TechnipFMC plc(2)	2,406	72,493
Weatherford International plc(2)	163	940
		500,567
Equity Real Estate Investment Trusts (REITs) — 0.1%
AvalonBay Communities, Inc.	29	5,505
Equity Residential(1)	77	4,973
Essex Property Trust, Inc.(1)	14	3,422
GGP, Inc.(1)	122	2,636
HCP, Inc.(1)	98	3,072
Host Hotels & Resorts, Inc.(1)	163	2,926
Kimco Realty Corp.(1)	87	1,765
Macerich Co. (The)(1)	32	1,998
Prologis, Inc.(1)	111	6,039
Quality Care Properties, Inc.(2)	20	347
Realty Income Corp.(1)	51	2,976
SL Green Realty Corp.(1)	20	2,099
UDR, Inc.	55	2,054
Ventas, Inc.	71	4,545
Vornado Realty Trust	40	3,850
Welltower, Inc.	42	3,000
Weyerhaeuser Co.	94	3,184
		54,391
Food and Staples Retailing — 0.1%
CVS Health Corp.	18	1,484
Sysco Corp.	86	4,547
Wal-Mart Stores, Inc.	318	23,907
Walgreens Boots Alliance, Inc.	150	12,981
		42,919
Food Products — 1.2%
Adecoagro SA(2)	8,752	97,060
Archer-Daniels-Midland Co.	135	6,176
Bunge Ltd.	31	2,450
Conagra Brands, Inc.(1)	76	2,947
J.M. Smucker Co. (The)(1)	27	3,422

9

	Shares	Value
Lamb Weston Holdings, Inc.	27	$1,127
Mondelez International, Inc., Class A(1)	343	15,445
Nestle SA	6,721	517,754
Tyson Foods, Inc., Class A	58	3,727
		650,108
Health Care Equipment and Supplies — 2.6%
Abbott Laboratories	331	14,445
Alere, Inc.(2)	2,200	108,174
Baxter International, Inc.	41	2,283
Becton Dickinson and Co.(1)	3,336	623,732
Boston Scientific Corp.(2)	2,308	60,885
C.R. Bard, Inc.	1,238	380,660
Danaher Corp.(1)	101	8,416
Getinge AB, B Shares	10,522	205,634
Medtronic plc	297	24,678
Stryker Corp.(1)	36	4,909
Zimmer Biomet Holdings, Inc.	34	4,068
		1,437,884
Health Care Providers and Services — 1.5%
Aetna, Inc.	56	7,564
Anthem, Inc.	45	8,005
DaVita, Inc.(1)(2)	28	1,932
Express Scripts Holding Co.(1)(2)	24	1,472
HCA Holdings, Inc.(1)(2)	61	5,137
Laboratory Corp. of America Holdings(1)(2)	14	1,962
Quest Diagnostics, Inc.(1)	31	3,271
UnitedHealth Group, Inc.(1)	3,391	593,018
Universal Health Services, Inc., Class B	2,001	241,641
		864,002
Hotels, Restaurants and Leisure — 1.0%
Arcos Dorados Holdings, Inc., Class A(1)(2)	30,399	249,272
Carnival Corp.(1)	91	5,621
Dunkin' Brands Group, Inc.	2,316	129,372
McDonald's Corp.(1)	1,367	191,284
MGM Resorts International(1)	89	2,733
Royal Caribbean Cruises Ltd.	37	3,944
		582,226
Household Durables — 1.5%
D.R. Horton, Inc.	5,824	191,551
Sony Corp.	19,594	660,721
Whirlpool Corp.	15	2,785
		855,057
Household Products — 0.8%
Colgate-Palmolive Co.(1)	25	1,801
Henkel AG & Co. KGaA Preference Shares	1,701	231,612
Kimberly-Clark Corp.(1)	16	2,076
Procter & Gamble Co. (The)	485	42,355
Svenska Cellulosa AB SCA, B Shares	4,670	154,695
		432,539
Industrial Conglomerates — 1.2%
General Electric Co.(1)	2,130	61,749

10

	Shares	Value
Rheinmetall AG	3,428	$314,599
Roper Technologies, Inc.(1)	13	2,843
Siemens AG	1,876	268,928
		648,119
Insurance — 1.0%
Aflac, Inc.	91	6,814
Alleghany Corp.(2)	6	3,664
Allianz SE	2,203	419,472
Allstate Corp. (The)	87	7,072
American International Group, Inc.	277	16,872
Arch Capital Group Ltd.(2)	28	2,715
Chubb Ltd.	99	13,588
Cincinnati Financial Corp.(1)	34	2,451
Everest Re Group Ltd.	10	2,517
FNF Group(1)	59	2,416
Hartford Financial Services Group, Inc. (The)(1)	90	4,353
Lincoln National Corp.(1)	53	3,494
Loews Corp.(1)	66	3,077
Markel Corp.(1)(2)	3	2,909
Marsh & McLennan Cos., Inc.(1)	47	3,484
MetLife, Inc.(1)	198	10,259
Principal Financial Group, Inc.(1)	61	3,973
Progressive Corp. (The)(1)	122	4,846
Prudential Financial, Inc.(1)	94	10,061
Torchmark Corp.	29	2,225
Travelers Cos., Inc. (The)	67	8,151
Unum Group	52	2,409
XL Group Ltd.	66	2,762
		539,584
Internet and Direct Marketing Retail — 0.6%
JD.com, Inc. ADR(2)	7,151	250,785
Priceline Group, Inc. (The)(2)	40	73,873
		324,658
Internet Software and Services — 5.6%
Alibaba Group Holding Ltd. ADR(2)	4,825	557,288
Alphabet, Inc., Class A(1)(2)	420	388,298
Alphabet, Inc., Class C(2)	1,026	929,515
eBay, Inc.(2)	4,200	140,322
Facebook, Inc., Class A(2)	1,400	210,350
GoDaddy, Inc., Class A(2)	400	15,568
MercadoLibre, Inc.(1)	970	222,043
Okta, Inc.(2)	522	13,598
Yahoo!, Inc.(1)(2)	13,943	672,192
		3,149,174
IT Services — 2.4%
Amdocs Ltd.	32	1,960
Automatic Data Processing, Inc.	20	2,090
Cognizant Technology Solutions Corp., Class A(1)(2)	5,878	354,032
Conduent, Inc.(2)	47	766
Convergys Corp.	2,020	45,470
CSRA, Inc.	3,849	111,929

11

	Shares	Value
DXC Technology Co.(2)	1,985	$149,550
Euronet Worldwide, Inc.(2)	800	66,096
Fidelity National Information Services, Inc.	733	61,711
International Business Machines Corp.(1)	85	13,625
Leidos Holdings, Inc.	134	7,056
Travelport Worldwide Ltd.	9,498	125,089
Visa, Inc., Class A(1)	4,600	419,612
		1,358,986
Leisure Products†
Mattel, Inc.(1)	71	1,592
Life Sciences Tools and Services†
Agilent Technologies, Inc.	68	3,743
Thermo Fisher Scientific, Inc.	56	9,259
		13,002
Machinery — 0.5%
Caterpillar, Inc.(1)	106	10,840
Deere & Co.(1)	59	6,585
Dover Corp.(1)	33	2,603
Fortive Corp.	51	3,226
Ingersoll-Rand plc	52	4,615
Parker-Hannifin Corp.(1)	16	2,573
Pentair plc	38	2,451
Sandvik AB	14,698	235,970
Stanley Black & Decker, Inc.(1)	30	4,084
		272,947
Media — 1.7%
Altice NV(2)	8,242	204,743
Comcast Corp., Class A(1)	2,187	85,709
DISH Network Corp., Class A(2)	2,155	138,868
Liberty Media Corp.-Liberty Braves, Class C(2)	9	221
Liberty Media Corp.-Liberty Formula One, Class C(2)	13	455
Liberty Media Corp.-Liberty SiriusXM, Class C(2)	43	1,634
Time Warner, Inc.	4,477	444,432
Twenty-First Century Fox, Inc., Class A	82	2,504
Viacom, Inc., Class B	600	25,536
World Wrestling Entertainment, Inc., Class A	1,403	30,066
		934,168
Metals and Mining — 0.3%
Alcoa Corp.	31	1,046
APERAM SA	1,072	53,972
Freeport-McMoRan, Inc.(1)(2)	248	3,162
Newmont Mining Corp.(1)	115	3,888
Nucor Corp.(1)	66	4,048
Salzgitter AG	2,313	79,303
		145,419
Mortgage Real Estate Investment Trusts (REITs)†
Annaly Capital Management, Inc.	201	2,374
Multi-Utilities — 0.1%
Ameren Corp.	52	2,844
CenterPoint Energy, Inc.(1)	92	2,625
CMS Energy Corp.	60	2,724

12

	Shares	Value
Consolidated Edison, Inc.(1)	62	$4,915
Dominion Resources, Inc.(1)	122	9,446
DTE Energy Co.(1)	40	4,184
Public Service Enterprise Group, Inc.(1)	111	4,890
SCANA Corp.(1)	31	2,056
Sempra Energy	52	5,877
WEC Energy Group, Inc.	68	4,115
		43,676
Multiline Retail†
Kohl's Corp.(1)	43	1,678
Target Corp.(1)	129	7,205
		8,883
Oil, Gas and Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	110	6,272
Apache Corp.	82	3,988
California Resources Corp.(2)	3	35
Cheniere Energy, Inc.(1)(2)	51	2,313
Chevron Corp.	396	42,253
Cimarex Energy Co.(1)	20	2,334
Concho Resources, Inc.(1)(2)	29	3,673
ConocoPhillips(1)	2,175	104,204
Devon Energy Corp.(1)	7,865	310,589
Enbridge, Inc.	140	5,803
EOG Resources, Inc.(1)	107	9,897
EQT Corp.	34	1,977
Exxon Mobil Corp.(1)	891	72,750
Hess Corp.	55	2,686
HollyFrontier Corp.(1)	34	957
Kinder Morgan, Inc.(1)	377	7,778
Marathon Oil Corp.(1)	145	2,156
Marathon Petroleum Corp.(1)	103	5,247
Noble Energy, Inc.(1)	91	2,942
Occidental Petroleum Corp.	163	10,031
Parsley Energy, Inc., Class A(1)(2)	26,985	803,883
Phillips 66(1)	115	9,149
Pioneer Natural Resources Co.(1)	32	5,536
Tesoro Corp.	27	2,152
Valero Energy Corp.	106	6,849
YPF SA ADR(1)	4,370	112,877
		1,538,331
Personal Products — 0.5%
Coty, Inc., Class A	335	5,980
Estee Lauder Cos., Inc. (The), Class A	662	57,687
Unilever NV CVA	4,506	236,314
		299,981
Pharmaceuticals — 0.3%
Allergan plc	45	10,974
Endo International plc(2)	31	352
Johnson & Johnson(1)	508	62,723
Merck & Co., Inc.(1)	525	32,723
Perrigo Co. plc	25	1,849

13

	Shares	Value
Pfizer, Inc.	1,294	$43,892
		152,513
Professional Services — 0.2%
Adecco Group AG	1,646	122,251
Real Estate Management and Development — 0.6%
Vonovia SE	9,073	328,469
Road and Rail — 0.4%
CSX Corp.	150	7,626
Kansas City Southern	24	2,162
Norfolk Southern Corp.(1)	62	7,284
Union Pacific Corp.	2,102	235,340
		252,412
Semiconductors and Semiconductor Equipment — 13.0%
Advanced Energy Industries, Inc.(1)(2)	106	7,823
Advanced Micro Devices, Inc.(2)	23,319	310,143
Applied Materials, Inc.	7,604	308,798
Broadcom Ltd.(1)	5,213	1,151,083
Cavium, Inc.(1)(2)	4,070	280,219
Infineon Technologies AG	13,198	273,155
Inphi Corp.(2)	2,300	95,266
Integrated Device Technology, Inc.(2)	9,600	230,304
Intel Corp.(1)	905	32,716
Lam Research Corp.	8,713	1,262,078
Lattice Semiconductor Corp.(2)	35,200	241,472
Maxim Integrated Products, Inc.(1)	9,029	398,630
Mellanox Technologies Ltd.(2)	2,000	94,400
Microchip Technology, Inc.	1,800	136,044
Micron Technology, Inc.(1)(2)	13,900	384,613
NVIDIA Corp.(1)	113	11,786
NXP Semiconductors NV(2)	2,900	306,675
ON Semiconductor Corp.(1)(2)	11,751	166,629
Qorvo, Inc.(1)(2)	8,875	603,766
QUALCOMM, Inc.	321	17,251
Skyworks Solutions, Inc.(1)	1,700	169,558
Synaptics, Inc.(1)(2)	7,400	405,298
Teradyne, Inc.	12,122	427,543
Xilinx, Inc.	42	2,651
		7,317,901
Software — 7.1%
Activision Blizzard, Inc.	102	5,329
Adobe Systems, Inc.(2)	200	26,748
CA, Inc.	65	2,134
Check Point Software Technologies Ltd.(2)	1,400	145,614
CyberArk Software Ltd.(2)	1,245	65,873
Dell Technologies, Inc., Class V(2)	43	2,886
Fortinet, Inc.(1)(2)	5,100	198,900
Microsoft Corp.	2,543	174,094
Nuance Communications, Inc.(2)	37,586	672,414
Oracle Corp. (New York)(1)	8,963	402,976
PTC, Inc.(2)	4,455	240,793
salesforce.com, Inc.(2)	6,665	573,990

14

	Shares	Value
Software AG	5,129	$225,715
Splunk, Inc.(2)	1,200	77,172
Symantec Corp.	142	4,491
Synopsys, Inc.(1)(2)	7,237	533,367
Tableau Software, Inc., Class A(2)	800	42,944
TiVo Corp.(1)	14,259	281,615
Verint Systems, Inc.(1)(2)	4,972	195,400
VMware, Inc., Class A(1)(2)	814	76,614
Zynga, Inc., Class A(2)	11,200	32,368
		3,981,437
Specialty Retail — 0.6%
Best Buy Co., Inc.	66	3,420
CarMax, Inc.(2)	2,660	155,610
Home Depot, Inc. (The)	1,233	192,471
Staples, Inc.	143	1,397
		352,898
Technology Hardware, Storage and Peripherals — 4.7%
Apple, Inc.(1)	5,500	790,075
CPI Card Group, Inc.	6,600	23,760
Electronics For Imaging, Inc.(1)(2)	4,123	188,751
Hewlett Packard Enterprise Co.(1)	7,481	139,371
HP, Inc.	375	7,057
NetApp, Inc.(1)	12,447	496,013
Western Digital Corp.(1)	10,281	915,729
Xerox Corp.	14,229	102,307
		2,663,063
Textiles, Apparel and Luxury Goods — 1.3%
Cie Financiere Richemont SA	5,017	419,260
PVH Corp.(1)	18	1,818
Swatch Group AG (The)	812	325,045
		746,123
Tobacco†
Philip Morris International, Inc.	163	18,067
Water Utilities†
American Water Works Co., Inc.	39	3,111
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(2)	60	4,036
VEON Ltd. ADR	70,780	292,322
		296,358
TOTAL COMMON STOCKS (Cost $37,151,005)		43,080,452
PARTICIPATORY NOTES — 2.8%
Banks — 1.5%
Alinma Bank (HSBC Bank plc), 1/22/18(3)	214,475	820,945
Materials — 1.3%
Saudi Basic Industries Corp. (Merrill Lynch International & Co. C.V.), 2/12/20(3)	29,190	746,924
TOTAL PARTICIPATORY NOTES (Cost $1,505,910)		1,567,869
EXCHANGE-TRADED FUNDS — 2.6%
iShares Global Financials ETF (Cost $1,273,063)	24,310	1,487,043

15

	Shares	Value
TEMPORARY CASH INVESTMENTS — 13.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $7,580,604)	7,580,604	$7,580,604
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 95.6% (Cost $47,510,582)		53,715,968
SECURITIES SOLD SHORT — (21.6)%
EXCHANGE-TRADED FUNDS SOLD SHORT — (13.1)%
Consumer Discretionary Select Sector SPDR Fund	(2,545)	(229,203)
Consumer Staples Select Sector SPDR Fund	(4,590)	(253,276)
Health Care Select Sector SPDR Fund	(1,844)	(139,222)
Industrial Select Sector SPDR Fund	(2,515)	(166,845)
iShares Russell 1000 Growth ETF	(20,619)	(2,398,608)
SPDR S&P 500 ETF Trust	(3,987)	(949,225)
Technology Select Sector SPDR Fund	(54,387)	(2,957,565)
VanEck Vectors Semiconductor ETF	(3,075)	(245,078)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $6,357,895)		(7,339,022)
COMMON STOCKS SOLD SHORT — (8.5)%
Aerospace and Defense — (0.1)%
Boeing Co. (The)	(394)	(72,823)
Automobiles — (0.7)%
Tesla, Inc.	(1,200)	(376,884)
Biotechnology — (0.2)%
Intrexon Corp.	(6,400)	(133,376)
Capital Markets — (0.7)%
Moody's Corp.	(900)	(106,488)
T Rowe Price Group, Inc.	(3,840)	(272,218)
		(378,706)
Diversified Telecommunication Services — (0.4)%
Zayo Group Holdings, Inc.	(6,500)	(227,955)
Electronic Equipment, Instruments and Components — (0.3)%
Knowles Corp.	(6,200)	(109,926)
Trimble, Inc.	(2,600)	(92,118)
		(202,044)
Equity Real Estate Investment Trusts (REITs) — (0.2)%
Host Hotels & Resorts, Inc.	(5,961)	(107,000)
Food and Staples Retailing — (0.5)%
Wal-Mart Stores, Inc.	(4,106)	(308,689)
Health Care Equipment and Supplies — (0.4)%
Masimo Corp.	(2,000)	(205,480)
Hotels, Restaurants and Leisure — (0.6)%
Chipotle Mexican Grill, Inc.	(666)	(315,997)
Household Durables — (0.5)%
Electrolux AB	(2,389)	(70,964)
Lennar Corp., Class A	(3,845)	(194,172)
		(265,136)
Internet Software and Services — (0.3)%
MercadoLibre, Inc.	(729)	(166,875)
IT Services — (1.1)%
Accenture plc, Class A	(1,655)	(200,751)
International Business Machines Corp.	(2,500)	(400,725)
		(601,476)

16

	Shares	Value
Multiline Retail — (0.2)%
Kohl's Corp.	(2,794)	$(109,050)
Semiconductors and Semiconductor Equipment — (0.6)%
Intel Corp.	(9,329)	(337,243)
Software — (0.8)%
Ultimate Software Group, Inc. (The)	(800)	(162,136)
Workday, Inc., Class A	(3,303)	(288,682)
		(450,818)
Specialty Retail — (0.2)%
Gap, Inc. (The)	(4,579)	(119,970)
Textiles, Apparel and Luxury Goods — (0.5)%
NIKE, Inc., Class B	(1,681)	(93,144)
Swatch Group AG (The)	(486)	(194,547)
		(287,691)
Trading Companies and Distributors — (0.2)%
W.W. Grainger, Inc.	(551)	(106,178)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $4,399,640)		(4,773,391)
TOTAL SECURITIES SOLD SHORT (Proceeds $10,757,535)		(12,112,413)
OTHER ASSETS AND LIABILITIES(4) — 26.0%		14,571,372
TOTAL NET ASSETS — 100.0%		$56,174,927

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	25,370	CAD	34,000	Morgan Stanley	6/21/17	$444
USD	19,304	CAD	26,000	Morgan Stanley	6/21/17	243
USD	10,396	CAD	14,000	Morgan Stanley	6/21/17	133
USD	8,076	CAD	11,000	Morgan Stanley	6/21/17	12
CHF	601,000	USD	605,163	State Street Bank & Trust Co.	5/17/17	(638)
CHF	69,000	USD	70,032	Morgan Stanley	6/21/17	(475)
CHF	9,000	USD	9,135	Morgan Stanley	6/21/17	(62)
CHF	11,000	USD	11,231	Morgan Stanley	6/21/17	(142)
CHF	24,000	USD	24,385	Morgan Stanley	6/21/17	(191)
CHF	10,000	USD	10,111	Morgan Stanley	6/21/17	(30)
CHF	6,000	USD	6,058	Morgan Stanley	6/21/17	(10)
CHF	15,000	USD	15,136	Morgan Stanley	6/21/17	(15)
CHF	7,000	USD	7,058	Morgan Stanley	6/21/17	(1)
CHF	31,000	USD	31,130	Morgan Stanley	6/21/17	120
CHF	7,000	USD	6,987	Morgan Stanley	6/21/17	69
CHF	11,000	USD	10,957	Morgan Stanley	6/21/17	132
CHF	14,000	USD	13,978	Morgan Stanley	6/21/17	135
USD	1,257,205	CHF	1,264,000	State Street Bank & Trust Co.	5/17/17	(14,208)
USD	159,339	CHF	160,000	State Street Bank & Trust Co.	5/17/17	(1,600)
USD	777,672	CHF	775,000	State Street Bank & Trust Co.	5/17/17	(1,873)
USD	90,578	CHF	90,000	State Street Bank & Trust Co.	5/17/17	50
USD	328,505	CHF	330,000	Morgan Stanley	6/21/17	(4,159)
USD	6,051	CHF	6,000	Morgan Stanley	6/21/17	3
DKK	1,406,000	USD	205,762	State Street Bank & Trust Co.	5/17/17	302

17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	1,264,000	USD	182,482	State Street Bank & Trust Co.	5/17/17	$2,770
USD	869,479	DKK	6,089,000	State Street Bank & Trust Co.	5/17/17	(22,925)
EUR	57,000	USD	61,030	State Street Bank & Trust Co.	5/17/17	1,102
EUR	178,000	USD	193,449	State Street Bank & Trust Co.	5/17/17	577
EUR	228,000	USD	248,186	State Street Bank & Trust Co.	5/17/17	342
EUR	108,000	USD	116,071	State Street Bank & Trust Co.	5/17/17	1,652
EUR	13,000	USD	13,963	Morgan Stanley	6/21/17	233
USD	2,755,671	EUR	2,595,000	State Street Bank & Trust Co.	5/17/17	(72,964)
USD	902,547	EUR	849,000	State Street Bank & Trust Co.	5/17/17	(22,891)
USD	141,694	EUR	132,000	State Street Bank & Trust Co.	5/17/17	(2,190)
USD	207,152	EUR	190,000	State Street Bank & Trust Co.	5/17/17	46
USD	502,806	EUR	469,000	Morgan Stanley	6/21/17	(9,335)
USD	14,039	EUR	13,000	Morgan Stanley	6/21/17	(157)
USD	12,936	EUR	12,000	Morgan Stanley	6/21/17	(168)
USD	86,845	EUR	80,000	Morgan Stanley	6/21/17	(514)
USD	27,063	EUR	25,000	Morgan Stanley	6/21/17	(237)
USD	9,716	EUR	9,000	Morgan Stanley	6/21/17	(112)
USD	31,099	EUR	29,000	Morgan Stanley	6/21/17	(569)
USD	30,977	EUR	29,000	Morgan Stanley	6/21/17	(691)
USD	21,531	EUR	20,000	Morgan Stanley	6/21/17	(308)
USD	144,618	EUR	133,000	Morgan Stanley	6/21/17	(616)
USD	133,778	EUR	122,000	Morgan Stanley	6/21/17	556
USD	127,824	EUR	117,000	Morgan Stanley	6/21/17	62
GBP	110,000	USD	137,554	State Street Bank & Trust Co.	5/17/17	4,973
USD	38,807	GBP	31,000	State Street Bank & Trust Co.	5/17/17	(1,359)
JPY	15,634,411	USD	141,423	Morgan Stanley	6/21/17	(897)
USD	137,252	JPY	15,634,411	Morgan Stanley	6/21/17	(3,274)
SEK	4,242,000	USD	472,641	State Street Bank & Trust Co.	5/17/17	6,623
SEK	4,856,000	USD	537,824	State Street Bank & Trust Co.	5/17/17	10,810
SEK	579,000	USD	64,606	Morgan Stanley	6/21/17	930
USD	1,315,491	SEK	11,838,000	State Street Bank & Trust Co.	5/17/17	(21,974)
USD	235,497	SEK	2,078,000	State Street Bank & Trust Co.	5/17/17	723
USD	60,538	SEK	536,000	State Street Bank & Trust Co.	5/17/17	(20)
						$(151,563)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
3	Amsterdam Exchange Index	May 2017	$337,672	$(3,383)
13	Cotation Assistée en Continu 40 Index	May 2017	738,491	(30,320)
2	Deutscher Aktienindex Index	June 2017	679,042	(23,584)
115	Euro STOXX 50 Index	June 2017	4,394,453	(187,005)
9	FTSE 100 Index	June 2017	835,209	9,468
9	OMX Stockholm 30 Index	May 2017	164,407	(1,093)
39	S&P 500 E-Mini	June 2017	4,641,975	(23,494)
			$11,791,249	$(259,411)

18

TOTAL RETURN SWAP AGREEMENTS*
Counterparty	Units	Reference Entity	Notional Amount		Value
Purchased
Credit Suisse Capital LLC	13,339	Credit Suisse Activist Index**	USD	1,335,384	$115,791
Morgan Stanley Capital Services LLC	1,990	Air Liquide SA	EUR	220,908	(886)
Morgan Stanley Capital Services LLC	4,364	ACS Actividades de Construccion y Servicios SA	EUR	147,580	1,009
Morgan Stanley Capital Services LLC	970	Arkema SA	EUR	87,919	6,928
Morgan Stanley Capital Services LLC	5,282	Carnival plc	GBP	241,652	12,996
Morgan Stanley Capital Services LLC	27,492	Credit Agricole SA	EUR	329,673	49,643
Morgan Stanley Capital Services LLC	3,215	CRH plc	EUR	107,936	(342)
Morgan Stanley Capital Services LLC	3,215	CRH plc	GBP	90,863	(301)
Morgan Stanley Capital Services LLC	11,544	Diageo plc	GBP	263,126	(4,998)
Morgan Stanley Capital Services LLC	2,788	Eiffage	EUR	217,537	(809)
Morgan Stanley Capital Services LLC	176	Eurofins Scientific SE	EUR	79,963	(429)
Morgan Stanley Capital Services LLC	20,585	Hitachi Ltd.	JPY	11,045,649	15,306
Morgan Stanley Capital Services LLC	5,420	Intercontinental Hotels Group plc	GBP	208,426	17,513
Morgan Stanley Capital Services LLC	41,837	ITV plc	GBP	86,259	15,624
Morgan Stanley Capital Services LLC	10,750	John Wood Group plc	GBP	83,431	(1,166)
Morgan Stanley Capital Services LLC	1,072	Kering	EUR	304,526	557
Morgan Stanley Capital Services LLC	4,843	Komatsu Ltd.	JPY	11,533,195	26,596
Morgan Stanley Capital Services LLC	351,611	Lloyds Banking Group plc	GBP	242,526	1,022
Morgan Stanley Capital Services LLC	1,554	LVMH Moet Hennessy Louis Vuitton SE	EUR	323,213	31,322
Morgan Stanley Capital Services LLC	25,091	Mitsubishi Heavy Industries Ltd.	JPY	11,706,942	(3,615)
Morgan Stanley Capital Services LLC	5,948	Mondi plc	GBP	112,537	10,790
Morgan Stanley Capital Services LLC	40,922	Natixis	EUR	231,942	32,040
Morgan Stanley Capital Services LLC	2,486	Pernod Ricard SA	EUR	285,750	(263)
Morgan Stanley Capital Services LLC	1,914	Safran SA	EUR	146,911	(1,535)
Morgan Stanley Capital Services LLC	4,134	Schneider Electric SE	EUR	289,486	11,131
Morgan Stanley Capital Services LLC	2,947	Smith & Nephew plc	GBP	35,573	3,785
Morgan Stanley Capital Services LLC	4,443	Smurfit Kappa Group plc	EUR	112,690	(1,271)
Morgan Stanley Capital Services LLC	4,443	Smurfit Kappa Group plc	GBP	96,055	(2,828)
Morgan Stanley Capital Services LLC	2,526	Sodexo SA	EUR	287,797	7,602
Morgan Stanley Capital Services LLC	16,181	Taisei Corp.	JPY	12,365,478	13,291
Morgan Stanley Capital Services LLC	3,221	Vinci SA	EUR	219,891	34,476
Morgan Stanley Capital Services LLC	5,050	Wolseley plc	GBP	246,668	1,204
					$390,183

*
The fund will pay or receive a floating rate as determined by the counterparty in accordance with guidelines outlined in the Master Confirmation Agreement. The floating rate and termination date adjust periodically and cannot be predicted with certainty.

** The Credit Suisse Activist Index is constructed to gain exposure to U.S. stocks with high ownership from 29 custom activist investors. The index consists of 25 stocks with high ownership (as filed on Form 13F with the Securities and Exchange Commission) subject to constraints on risk, liquidity and the size of activist exposure relative to firm value.

19

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $7,128,847.

(2)	Non-income producing.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,567,869, which represented 2.8% of total net assets.

(4)	Amount relates primarily to deposits for securities sold short and derivative instruments.
See Notes to Financial Statements.

20

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $47,510,582)	$53,715,968
Cash	379,749
Deposits for securities sold short and derivative instruments	14,081,534
Receivable for investments sold	3,051,190
Receivable for variation margin on futures contracts	2,700
Unrealized appreciation on forward foreign currency exchange contracts	33,042
Swap agreements, at value	408,626
Dividends and interest receivable	84,776
71,757,585

Liabilities
Securities sold short, at value (proceeds of $10,757,535)	12,112,413
Foreign currency overdraft payable, at value (cost of $175,416)	170,674
Payable for investments purchased	2,975,573
Unrealized depreciation on forward foreign currency exchange contracts	184,605
Swap agreements, at value	18,443
Accrued management fees	107,227
Distribution and service fees payable	11,567
Dividend expense payable on securities sold short	2,156
15,582,658

Net Assets	$56,174,927

Net Assets Consist of:
Capital (par value and paid-in surplus)	$53,110,714
Accumulated net investment loss	(1,034,588)
Accumulated net realized loss	(717,631)
Net unrealized appreciation	4,816,432
$56,174,927

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$21,636,889	2,037,121	$10.62
I Class, $0.01 Par Value	$6,693,382	628,479	$10.65
Y Class, $0.01 Par Value	$5,045	473	$10.67
A Class, $0.01 Par Value	$10,606,965	1,002,001	$10.59*
C Class, $0.01 Par Value	$10,488,728	1,000,823	$10.48
R Class, $0.01 Par Value	$2,115,707	200,533	$10.55
R6 Class, $0.01 Par Value	$4,628,211	433,678	$10.67
*Maximum offering price $11.24 (net asset value divided by 0.9425).

See Notes to Financial Statements.

21

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $17,256)	$349,701
Interest	35,387
385,088

Expenses:
Dividend expense on securities sold short	111,288
Fees and charges on borrowings for securities sold short	8,838
Management fees	634,274
Distribution and service fees:
A Class	12,805
C Class	50,743
R Class	5,109
Directors' fees and expenses	773
Other expenses	5,912
829,742

Net investment income (loss)	(444,654)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,144,097
Securities sold short transactions	(125,777)
Futures contract transactions	(1,531,845)
Swap agreement transactions	534,779
Written options contract transactions	9,459
Foreign currency transactions	252,911
283,624

Change in net unrealized appreciation (depreciation) on:
Investments	4,354,412
Securities sold short	(1,242,146)
Futures contracts	(181,640)
Swap agreements	430,657
Written options contracts	2,135
Translation of assets and liabilities in foreign currencies	(221,758)
3,141,660

Net realized and unrealized gain (loss)	3,425,284

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,980,630

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$(444,654)	$(837,360)
Net realized gain (loss)	283,624	(460,490)
Change in net unrealized appreciation (depreciation)	3,141,660	1,012,673
Net increase (decrease) in net assets resulting from operations	2,980,630	(285,177)

Distributions to Shareholders
From net investment income:
Investor Class	—	(154,800)
I Class	—	(48,900)
A Class	—	(72,200)
C Class	—	(56,500)
R Class	—	(13,400)
R6 Class	—	(16,940)
Decrease in net assets from distributions	—	(362,740)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	313,564	2,967,529

Net increase (decrease) in net assets	3,294,194	2,319,612

Net Assets
Beginning of period	52,880,733	50,561,121
End of period	$56,174,927	$52,880,733

Accumulated net investment loss	$(1,034,588)	$(589,934)

See Notes to Financial Statements.

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Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Long Short Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to provide capital appreciation.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Participatory notes and equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures and options contracts are valued based on quoted prices as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or at the closing price of the reference entity on the exchange where primarily traded. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

24

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, short sales, futures contracts, options contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on short sales, futures contracts, options contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there

25

are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Perella Weinberg Partners Capital Management LP (PWP) as a subadvisor for the fund. PWP is responsible for making recommendations with respect to hiring, terminating, or replacing the fund’s underlying subadvisors. The fund’s underlying subadvisors at the period end were Passport Capital, LLC, Sirios Capital Management, L.P., Three Bridges Capital, LP and Columbia Management Investment Advisers, LLC. PWP determines the percentage of the fund’s portfolio allocated to each subadvisor, including PWP, in order to seek to achieve the fund’s investment objective. ACIM is responsible for entering into subadvisory agreements and overseeing the activities of each of the subadvisors including monitoring compliance with fund objectives, strategies and restrictions. ACIM pays all costs associated with retaining the subadvisors of the fund. ACIM and the fund’s subadvisors own 99% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R6 Class
2.40%	2.20%	2.05%	2.40%	2.40%	2.40%	2.05%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2017 are detailed in the Statement of Operations.

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Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Other Expenses — The fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, filing fees for foreign tax reclaims and other miscellaneous expenses. The impact of other expenses to the ratio of operating expenses to average net assets was 0.02% for the period ended
April 30, 2017.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period ended April 30, 2017 were $70,801,588 and $70,769,931, respectively.

Transactions in written options contracts during the period ended April 30, 2017 were as follows:

	Outstanding, Beginning of Period	Written	Closed	Expired	Outstanding, End of Period
Number of Contracts	23	385	(21)	(387)	—
Premiums Received	$5,935	$18,538	$(5,455)	$(19,018)	—

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017(1)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	70,000,000		100,000,000
Sold	37,563	$392,621	307,292	$3,097,087
Issued in reinvestment of distributions	—	—	15,573	154,800
Redeemed	(8,151)	(85,715)	(315,156)	(3,088,835)
	29,412	306,906	7,709	163,052
I Class/Shares Authorized	40,000,000		80,000,000
Sold	—	—	117,993	1,192,010
Issued in reinvestment of distributions	—	—	4,920	48,900
Redeemed	—	—	(94,434)	(926,468)
	—	—	28,479	314,442
Y Class/Shares Authorized	50,000,000		N/A
Sold	473	5,000
A Class/Shares Authorized	35,000,000		40,000,000
Sold	—	—	151,981	1,528,938
Issued in reinvestment of distributions	—	—	7,264	72,200
Redeemed	—	—	(157,244)	(1,539,558)
	—	—	2,001	61,580
C Class/Shares Authorized	35,000,000		40,000,000
Sold	—	—	152,137	1,521,364
Issued in reinvestment of distributions	—	—	5,684	56,500
Redeemed	—	—	(156,998)	(1,532,468)
	—	—	823	45,396
R Class/Shares Authorized	20,000,000		20,000,000
Sold	163	1,688	30,458	305,788
Issued in reinvestment of distributions	—	—	1,348	13,400
Redeemed	(3)	(30)	(31,433)	(307,440)
	160	1,658	373	11,748
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	—	—	263,462	2,663,605
Issued in reinvestment of distributions	—	—	1,704	16,940
Redeemed	—	—	(31,488)	(309,234)
	—	—	233,678	2,371,311
Net increase (decrease)	30,045	$313,564	273,063	$2,967,529

(1)	April 10, 2017 (commencement of sale) through April 30, 2017 for the Y Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$44,097	$492,187	—
Automobiles	20,653	319,416	—
Banks	2,528,176	1,185,935	—
Chemicals	1,325,477	654,376	—
Commercial Services and Supplies	72,241	252,664	—
Construction and Engineering	—	333,349	—
Diversified Telecommunication Services	190,063	200,616	—
Electrical Equipment	10,125	420,363	—
Energy Equipment and Services	284,684	215,883	—
Food Products	132,354	517,754	—
Health Care Equipment and Supplies	1,232,250	205,634	—
Household Durables	194,336	660,721	—
Household Products	46,232	386,307	—
Industrial Conglomerates	64,592	583,527	—
Insurance	120,112	419,472	—
Machinery	36,977	235,970	—
Media	729,425	204,743	—
Metals and Mining	12,144	133,275	—
Personal Products	63,667	236,314	—
Professional Services	—	122,251	—
Real Estate Management and Development	—	328,469	—
Semiconductors and Semiconductor Equipment	7,044,746	273,155	—
Software	3,755,722	225,715	—
Textiles, Apparel and Luxury Goods	1,818	744,305	—
Other Industries	15,818,160	—	—
Participatory Notes	—	1,567,869	—
Exchange-Traded Funds	1,487,043	—	—
Temporary Cash Investments	7,580,604	—	—
	$42,795,698	$10,920,270	—
Other Financial Instruments
Futures Contracts	—	$9,468	—
Swap Agreements	—	408,626	—
Forward Foreign Currency Exchange Contracts	—	33,042	—
	—	$451,136	—

Liabilities
Securities Sold Short
Exchange-Traded Funds	$7,339,022	—	—
Common Stocks
Household Durables	194,172	$70,964
Textiles, Apparel and Luxury Goods	93,144	194,547	—
Other Industries	4,220,564	—	—
	$11,846,902	$265,511	—
Other Financial Instruments
Futures Contracts	$23,494	$245,385	—
Swap Agreements	—	18,443	—
Forward Foreign Currency Exchange Contracts	—	184,605	—
	$23,494	$448,433	—

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7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts, total return swap agreements or options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to these equity price risk derivative instruments during the period was 400 purchased options contracts and 206 written options contracts.

A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average exposure to these equity price risk derivative instruments during the period was 204 futures contracts.

A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average swap agreement units held during the period was 437,787.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate

30

underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $10,738,433.

Value of Derivative Instruments as of April 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts*	$2,700	Payable for variation margin on futures contracts*	—
Equity Price Risk	Swap agreements	408,626	Swap agreements	$18,443
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	33,042	Unrealized depreciation on forward foreign currency exchange contracts	184,605
		$444,368		$203,048

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on investment transactions	$(209,938)	Change in net unrealized appreciation (depreciation) on investments	—
Equity Price Risk	Net realized gain (loss) on futures contract transactions	(1,531,845)	Change in net unrealized appreciation (depreciation) on futures contracts	$(181,640)
Equity Price Risk	Net realized gain (loss) on written options contract transactions	9,459	Change in net unrealized appreciation (depreciation) on written options contracts	2,135
Equity Price Risk	Net realized gain (loss) on swap agreement transactions	534,779	Change in net unrealized appreciation (depreciation) on swap agreements	430,657
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	308,835	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(209,497)
		$(888,710)		$41,655

8. Risk Factors

ACIM utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. Multi-manager strategies can increase the fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.

The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid and more volatile. Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security to sell short, the fund will suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$47,651,358
Gross tax appreciation of investments	$6,483,503
Gross tax depreciation of investments	(418,893)
Net tax appreciation (depreciation) of investments	6,064,610
Net tax appreciation (depreciation) on securities sold short	(1,380,995)
Net tax appreciation (depreciation)	$4,683,615

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2016, the fund had accumulated short-term capital losses of $(453,428) and accumulated long-term capital losses of $(152,833), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of October 31, 2016, the fund had late-year ordinary loss deferrals of $(576,473), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

32

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$10.05	(0.07)	0.64	0.57	—	$10.62	5.67%	2.86%(4)	2.42%(4)	(1.44)%(4)	162%	$21,637
2016	$10.11	(0.15)	0.17	0.02	(0.08)	$10.05	0.18%	3.14%	2.42%	(1.55)%	410%	$20,168
2015(5)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.10%	2.75%(4)	2.40%(4)	(2.28)%(4)	81%	$20,227
I Class(6)
2017(3)	$10.06	(0.06)	0.65	0.59	—	$10.65	5.86%	2.66%(4)	2.22%(4)	(1.24)%(4)	162%	$6,693
2016	$10.11	(0.13)	0.16	0.03	(0.08)	$10.06	0.22%	2.94%	2.22%	(1.35)%	410%	$6,324
2015(5)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.20%	2.55%(4)	2.20%(4)	(2.08)%(4)	81%	$6,068
Y Class
2017(7)	$10.58	—(8)	0.09	0.09	—	$10.67	0.85%	2.18%(4)	2.07%(4)	(0.53)%(4)	162%(9)	$5
A Class
2017(3)	$10.02	(0.09)	0.66	0.57	—	$10.59	5.59%	3.11%(4)	2.67%(4)	(1.69)%(4)	162%	$10,607
2016	$10.11	(0.18)	0.16	(0.02)	(0.07)	$10.02	(0.17)%	3.39%	2.67%	(1.80)%	410%	$10,044
2015(5)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.10%	3.00%(4)	2.65%(4)	(2.53)%(4)	81%	$10,112
C Class
2017(3)	$9.96	(0.12)	0.64	0.52	—	$10.48	5.22%	3.86%(4)	3.42%(4)	(2.44)%(4)	162%	$10,489
2016	$10.11	(0.25)	0.16	(0.09)	(0.06)	$9.96	(0.92)%	4.14%	3.42%	(2.55)%	410%	$9,969
2015(5)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.10%	3.75%(4)	3.40%(4)	(3.28)%(4)	81%	$10,109

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(3)	$10.00	(0.10)	0.65	0.55	—	$10.55	5.50%	3.36%(4)	2.92%(4)	(1.94)%(4)	162%	$2,116
2016	$10.11	(0.20)	0.16	(0.04)	(0.07)	$10.00	(0.42)%	3.64%	2.92%	(2.05)%	410%	$2,004
2015(5)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.10%	3.25%(4)	2.90%(4)	(2.78)%(4)	81%	$2,022
R6 Class
2017(3)	$10.08	(0.06)	0.65	0.59	—	$10.67	5.85%	2.51%(4)	2.07%(4)	(1.09)%(4)	162%	$4,628
2016	$10.11	(0.11)	0.16	0.05	(0.08)	$10.08	0.45%	2.79%	2.07%	(1.20)%	410%	$4,370
2015(5)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.20%	2.40%(4)	2.05%(4)	(1.93)%(4)	81%	$2,023

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)	October 15, 2015 (fund inception) through October 31, 2015.

(6)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(7)	April 10, 2017 (commencement of sale) through April 30, 2017 (unaudited).

(8)	Per share amount was less than $0.005.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2017.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92369 1706

Semiannual Report

April 30, 2017

Global Real Estate Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2017
Top Ten Holdings	% of net assets
Simon Property Group, Inc.	4.6%
AvalonBay Communities, Inc.	3.5%
Prologis, Inc.	3.3%
Welltower, Inc.	2.9%
Realty Income Corp.	2.9%
Alexandria Real Estate Equities, Inc.	2.7%
Segro plc	2.5%
Deutsche Wohnen AG	2.5%
Mitsubishi Estate Co. Ltd.	2.5%
Unibail-Rodamco SE	2.4%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	49.4%
Foreign Common Stocks	49.4%
Total Common Stocks	98.8%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	0.8%

Investments by Country	% of net assets
United States	49.4%
Japan	9.9%
Hong Kong	7.6%
United Kingdom	5.8%
Australia	5.3%
China	4.1%
France	4.0%
Singapore	3.1%
Germany	2.7%
Canada	2.6%
Other Countries	4.3%
Cash and Equivalents*	1.2%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,009.60	$5.58	1.12%
Investor Class (before waiver)	$1,000	$1,009.60(2)	$5.98	1.20%
I Class (after waiver)	$1,000	$1,009.90	$4.58	0.92%
I Class (before waiver)	$1,000	$1,009.90(2)	$4.98	1.00%
Y Class (after waiver)	$1,000	$996.40(3)	$0.44(4)	0.77%
Y Class (before waiver)	$1,000	$996.40(2)(3)	$0.49(4)	0.85%
A Class (after waiver)	$1,000	$1,007.90	$6.82	1.37%
A Class (before waiver)	$1,000	$1,007.90(2)	$7.22	1.45%
C Class (after waiver)	$1,000	$1,004.60	$10.54	2.12%
C Class (before waiver)	$1,000	$1,004.60(2)	$10.93	2.20%
R Class (after waiver)	$1,000	$1,007.10	$8.06	1.62%
R Class (before waiver)	$1,000	$1,007.10(2)	$8.46	1.70%
R5 Class (after waiver)	$1,000	$996.40(3)	$0.53(4)	0.92%
R5 Class (before waiver)	$1,000	$996.40(2)(3)	$0.57(4)	1.00%
R6 Class (after waiver)	$1,000	$1,011.40	$3.84	0.77%
R6 Class (before waiver)	$1,000	$1,011.40(2)	$4.24	0.85%
Hypothetical
Investor Class (after waiver)	$1,000	$1,019.24	$5.61	1.12%
Investor Class (before waiver)	$1,000	$1,018.84	$6.01	1.20%
I Class (after waiver)	$1,000	$1,020.23	$4.61	0.92%
I Class (before waiver)	$1,000	$1,019.84	$5.01	1.00%
Y Class (after waiver)	$1,000	$1,020.98(5)	$3.86(5)	0.77%
Y Class (before waiver)	$1,000	$1,020.58(5)	$4.26(5)	0.85%
A Class (after waiver)	$1,000	$1,018.00	$6.85	1.37%
A Class (before waiver)	$1,000	$1,017.60	$7.25	1.45%
C Class (after waiver)	$1,000	$1,014.28	$10.59	2.12%
C Class (before waiver)	$1,000	$1,013.89	$10.99	2.20%
R Class (after waiver)	$1,000	$1,016.76	$8.10	1.62%
R Class (before waiver)	$1,000	$1,016.36	$8.50	1.70%
R5 Class (after waiver)	$1,000	$1,020.23(5)	$4.61(5)	0.92%
R5 Class (before waiver)	$1,000	$1,019.84(5)	$5.01(5)	1.00%
R6 Class (after waiver)	$1,000	$1,020.98	$3.86	0.77%
R6 Class (before waiver)	$1,000	$1,020.58	$4.26	0.85%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

(3)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through April 30, 2017.

(4)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 21, the number of days in the period from April 10, 2017 (commencement of sale) through April 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
Australia — 5.3%
Charter Hall Group	142,174	$603,628
Dexus Property Group	167,306	1,277,843
Goodman Group	240,598	1,461,096
Scentre Group	214,072	690,880
Westfield Corp.	63,242	429,989
		4,463,436
Brazil — 0.9%
Iguatemi Empresa de Shopping Centers SA	68,100	710,383
Canada — 2.6%
Brookfield Asset Management, Inc., Class A	18,859	697,136
Chartwell Retirement Residences	35,683	406,222
H&R Real Estate Investment Trust	27,132	460,333
Pure Industrial Real Estate Trust	125,210	598,968
		2,162,659
China — 4.1%
China Overseas Land & Investment Ltd.	114,000	331,227
China Resources Land Ltd.	344,888	957,733
Country Garden Holdings Co.	841,000	800,093
Guangzhou R&F Properties Co. Ltd.	252,800	425,756
KWG Property Holding Ltd.	278,500	210,530
Longfor Properties Co. Ltd.	379,500	657,679
		3,383,018
Finland — 0.7%
Sponda Oyj	125,957	555,954
France — 4.0%
Gecina SA	9,374	1,333,569
Unibail-Rodamco SE	8,071	1,982,098
		3,315,667
Germany — 2.7%
Deutsche Wohnen AG	61,839	2,114,468
TLG Immobilien AG	6,493	131,378
		2,245,846
Hong Kong — 7.6%
Cheung Kong Property Holdings Ltd.	133,000	954,110
Hang Lung Properties Ltd.	271,000	710,742
Hongkong Land Holdings Ltd.	124,000	956,040
Link REIT	185,000	1,330,713
Sun Hung Kai Properties Ltd.	90,000	1,350,286
Wharf Holdings Ltd. (The)	119,000	1,016,610
		6,318,501
Indonesia — 0.3%
Bumi Serpong Damai Tbk PT	2,143,600	287,872
Japan — 9.9%
Activia Properties, Inc.	212	1,009,841
Daiwa House REIT Investment Corp.	455	1,150,204

6

	Shares	Value
Hulic Co. Ltd.	56,000	$527,473
Hulic Reit, Inc.	659	1,058,183
Mitsubishi Estate Co. Ltd.	107,000	2,044,494
Nippon Building Fund, Inc.	122	648,989
Orix JREIT, Inc.	395	626,472
Sumitomo Realty & Development Co. Ltd.	43,000	1,159,525
		8,225,181
Philippines — 0.8%
Ayala Land, Inc.	961,000	678,884
Singapore — 3.1%
Ascendas Real Estate Investment Trust	419,500	768,651
CapitaLand Ltd.	251,000	675,489
City Developments Ltd.	78,300	604,700
Global Logistic Properties Ltd.	266,500	549,347
		2,598,187
Spain — 1.2%
Inmobiliaria Colonial SA	129,958	1,007,789
Sweden — 0.4%
Hufvudstaden AB, A Shares	22,680	355,411
United Kingdom — 5.8%
British Land Co. plc (The)	88,799	755,056
Derwent London plc	12,473	475,604
Safestore Holdings plc	172,150	903,023
Segro plc	337,236	2,121,478
UNITE Group plc (The)	74,499	624,297
		4,879,458
United States — 49.4%
Alexandria Real Estate Equities, Inc.	20,019	2,252,338
American Homes 4 Rent	25,000	576,250
American Tower Corp.	3,459	435,626
Apartment Investment & Management Co., Class A	41,252	1,804,363
AvalonBay Communities, Inc.	15,310	2,906,450
Boston Properties, Inc.	11,536	1,460,458
Colony Starwood Homes	50,939	1,760,961
CyrusOne, Inc.	15,102	825,173
Digital Realty Trust, Inc.	11,485	1,318,937
Duke Realty Corp.	35,197	976,013
Equinix, Inc.	2,200	918,940
Essex Property Trust, Inc.	4,401	1,075,912
Extra Space Storage, Inc.	20,029	1,512,790
GGP, Inc.	71,318	1,541,182
Hilton Worldwide Holdings, Inc.	15,480	912,856
Hudson Pacific Properties, Inc.	42,366	1,455,696
Paramount Group, Inc.	67,002	1,098,833
Physicians Realty Trust	41,553	816,101
Prologis, Inc.	50,319	2,737,857
Public Storage	3,361	703,726
Rayonier, Inc.	14,999	423,272
Realty Income Corp.	41,198	2,403,903
Regency Centers Corp.	21,528	1,360,139
Simon Property Group, Inc.	23,064	3,811,557

7

	Shares	Value
Starwood Property Trust, Inc.	31,812	$721,814
Sunstone Hotel Investors, Inc.	56,940	847,837
Urban Edge Properties	25,850	659,175
Ventas, Inc.	23,035	1,474,470
Welltower, Inc.	34,172	2,441,248
		41,233,877
TOTAL COMMON STOCKS (Cost $77,258,009)		82,422,123
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $136,493), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $133,856)		133,848
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $137,569), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $133,002)		133,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,407	7,407
TOTAL TEMPORARY CASH INVESTMENTS (Cost $274,255)		274,255
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $77,532,264)		82,696,378
OTHER ASSETS AND LIABILITIES — 0.8%		705,087
TOTAL NET ASSETS — 100.0%		$83,401,465

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Retail REITs	17.9%
Office REITs	11.0%
Residential REITs	10.5%
Industrial REITs	10.4%
Diversified Real Estate Activities	9.9%
Specialized REITs	8.4%
Real Estate Operating Companies	8.4%
Diversified REITs	6.8%
Health Care REITs	5.7%
Real Estate Development	5.5%
Hotels, Resorts and Cruise Lines	1.1%
Hotel and Resort REITs	1.0%
Mortgage REITs	0.9%
Asset Management and Custody Banks	0.8%
Health Care Facilities	0.5%
Cash and Equivalents*	1.2%
*Includes temporary cash investments and other assets and liabilities.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $77,532,264)	$82,696,378
Foreign currency holdings, at value (cost of $21,679)	21,945
Receivable for investments sold	2,350,560
Receivable for capital shares sold	77,468
Dividends and interest receivable	141,802
Other assets	347
85,288,500

Liabilities
Payable for investments purchased	1,605,123
Payable for capital shares redeemed	198,755
Accrued management fees	75,327
Distribution and service fees payable	7,830
1,887,035

Net Assets	$83,401,465

Net Assets Consist of:
Capital (par value and paid-in surplus)	$83,187,036
Distributions in excess of net investment income	(543,041)
Accumulated net realized loss	(4,407,746)
Net unrealized appreciation	5,165,216
$83,401,465

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$53,287,298	4,819,399	$11.06
I Class, $0.01 Par Value	$2,734,425	247,321	$11.06
Y Class, $0.01 Par Value	$4,982	451	$11.05
A Class, $0.01 Par Value	$13,630,997	1,232,790	$11.06*
C Class, $0.01 Par Value	$5,737,512	519,512	$11.04
R Class, $0.01 Par Value	$118,822	10,739	$11.06
R5 Class, $0.01 Par Value	$4,977	450	$11.06
R6 Class, $0.01 Par Value	$7,882,452	713,092	$11.05
*Maximum offering price $11.73 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $59,268)	$1,704,861
Interest	848
1,705,709

Expenses:
Management fees	525,624
Distribution and service fees:
A Class	18,660
C Class	32,552
R Class	263
Directors' fees and expenses	1,319
Other expenses	1,448
579,866
Fees waived(1)	(36,160)
543,706

Net investment income (loss)	1,162,003

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,271,768)
Foreign currency transactions	(21,312)
(1,293,080)

Change in net unrealized appreciation (depreciation) on:
Investments	696,311
Translation of assets and liabilities in foreign currencies	5,070
701,381

Net realized and unrealized gain (loss)	(591,699)

Net Increase (Decrease) in Net Assets Resulting from Operations	$570,304

(1)
Amount consists of $23,259, $1,041, $5,971, $2,604, $42 and $3,243 for the Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. The waiver amounts for the Y Class and R5 Class were less than $0.50.

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$1,162,003	$1,353,012
Net realized gain (loss)	(1,293,080)	4,148,310
Change in net unrealized appreciation (depreciation)	701,381	(4,132,844)
Net increase (decrease) in net assets resulting from operations	570,304	1,368,478

Distributions to Shareholders
From net investment income:
Investor Class	(2,730,807)	(2,084,369)
I Class	(110,990)	(129,457)
A Class	(635,362)	(553,119)
C Class	(231,702)	(140,545)
R Class	(3,707)	(5,959)
R6 Class	(410,259)	(310,389)
Decrease in net assets from distributions	(4,122,827)	(3,223,838)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(15,646,075)	(8,501,328)

Net increase (decrease) in net assets	(19,198,598)	(10,356,688)

Net Assets
Beginning of period	102,600,063	112,956,751
End of period	$83,401,465	$102,600,063

Undistributed (distributions in excess of) net investment income	$(543,041)	$2,417,783

See Notes to Financial Statements.

11

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

12

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended April 30, 2017, the investment advisor agreed to waive 0.08% of the fund's management fee. The investment advisor expects this waiver to continue until April 9, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2017 are as follows:

Class	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.20%	1.12%
I Class	1.00%	0.92%
Y Class	0.85%	0.77%
A Class	1.20%	1.12%
C Class	1.20%	1.12%
R Class	1.20%	1.12%
R5 Class	1.00%	0.92%
R6 Class	0.85%	0.77%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $130,968 and $492,067, respectively. The effect of interfund transactions on the Statement of Operations was $39,827 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 were $101,767,945 and $120,316,114, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017(1)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	704,628	$7,720,304	2,296,594	$26,402,642
Issued in reinvestment of distributions	229,869	2,448,105	160,768	1,789,344
Redeemed	(2,034,334)	(22,291,025)	(2,801,145)	(31,882,630)
	(1,099,837)	(12,122,616)	(343,783)	(3,690,644)
I Class/Shares Authorized	20,000,000		20,000,000
Sold	65,044	720,039	110,455	1,284,019
Issued in reinvestment of distributions	9,939	105,753	11,297	125,737
Redeemed	(74,141)	(823,074)	(247,167)	(2,855,718)
	842	2,718	(125,415)	(1,445,962)
Y Class/Shares Authorized	50,000,000		N/A
Sold	451	5,000
A Class/Shares Authorized	15,000,000		15,000,000
Sold	123,568	1,353,235	326,874	3,746,570
Issued in reinvestment of distributions	58,376	622,286	48,559	540,949
Redeemed	(404,741)	(4,433,524)	(753,271)	(8,692,908)
	(222,797)	(2,458,003)	(377,838)	(4,405,389)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	17,886	194,676	76,087	889,900
Issued in reinvestment of distributions	16,027	171,167	9,381	104,697
Redeemed	(154,153)	(1,689,728)	(69,033)	(788,880)
	(120,240)	(1,323,885)	16,435	205,717
R Class/Shares Authorized	10,000,000		10,000,000
Sold	2,467	27,223	4,495	51,350
Issued in reinvestment of distributions	347	3,707	534	5,959
Redeemed	(1,352)	(14,957)	(16,923)	(189,151)
	1,462	15,973	(11,894)	(131,842)
R5 Class/Shares Authorized	50,000,000		N/A
Sold	450	5,000
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	123,350	1,354,625	400,300	4,693,987
Issued in reinvestment of distributions	38,594	410,259	27,913	310,389
Redeemed	(140,745)	(1,535,146)	(350,240)	(4,037,584)
	21,199	229,738	77,973	966,792
Net increase (decrease)	(1,418,470)	$(15,646,075)	(764,522)	$(8,501,328)

(1)	April 10, 2017 (commencement of sale) through April 30, 2017 for the Y Class and R5 Class.

15

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
United States	$41,233,877	—	—
Other Countries	—	$41,188,246	—
Temporary Cash Investments	7,407	266,848	—
	$41,241,284	$41,455,094	—

7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

16

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$79,735,569
Gross tax appreciation of investments	$4,177,696
Gross tax depreciation of investments	(1,216,887)
Net tax appreciation (depreciation) of investments	$2,960,809

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of October 31, 2016, the fund had accumulated short-term capital losses of $(2,139,940), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$11.45	0.14	(0.05)	0.09	(0.48)	—	(0.48)	$11.06	0.96%	1.12%(4)	1.20%(4)	2.65%(4)	2.57%(4)	113%	$53,287
2016	$11.62	0.15	0.01	0.16	(0.33)	—	(0.33)	$11.45	1.50%	1.16%	1.21%	1.31%	1.26%	250%	$67,798
2015	$12.03	0.17	0.02	0.19	(0.45)	(0.15)	(0.60)	$11.62	1.70%	1.20%	1.21%	1.39%	1.38%	248%	$72,769
2014	$11.54	0.13	0.88	1.01	(0.37)	(0.15)	(0.52)	$12.03	9.29%	1.20%	1.20%	1.15%	1.15%	275%	$69,207
2013	$10.90	0.13	1.12	1.25	(0.36)	(0.25)	(0.61)	$11.54	11.99%	1.20%	1.20%	1.15%	1.15%	392%	$43,927
2012(5)	$9.75	0.07	1.08	1.15	—	—	—	$10.90	11.68%	1.20%(4)	1.20%(4)	1.15%(4)	1.15%(4)	264%	$23,143
2012(6)	$10.00	0.14	(0.32)(7)	(0.18)	(0.07)	—	(0.07)	$9.75	(1.57)%	1.21%(4)	1.21%(4)	1.63%(4)	1.63%(4)	462%	$7,322
I Class(8)
2017(3)	$11.47	0.15	(0.06)	0.09	(0.50)	—	(0.50)	$11.06	0.99%	0.92%(4)	1.00%(4)	2.85%(4)	2.77%(4)	113%	$2,734
2016	$11.63	0.18	0.02	0.20	(0.36)	—	(0.36)	$11.47	1.79%	0.96%	1.01%	1.51%	1.46%	250%	$2,826
2015	$12.05	0.19	0.02	0.21	(0.48)	(0.15)	(0.63)	$11.63	1.83%	1.00%	1.01%	1.59%	1.58%	248%	$4,325
2014	$11.56	0.15	0.88	1.03	(0.39)	(0.15)	(0.54)	$12.05	9.50%	1.00%	1.00%	1.35%	1.35%	275%	$8,848
2013	$10.91	0.15	1.13	1.28	(0.38)	(0.25)	(0.63)	$11.56	12.30%	1.00%	1.00%	1.35%	1.35%	392%	$7,916
2012(5)	$9.75	0.08	1.08	1.16	—	—	—	$10.91	11.90%	1.00%(4)	1.00%(4)	1.35%(4)	1.35%(4)	264%	$2,711
2012(6)	$10.00	0.17	(0.33)(7)	(0.16)	(0.09)	—	(0.09)	$9.75	(1.47)%	1.01%(4)	1.01%(4)	1.83%(4)	1.83%(4)	462%	$1,210

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2017(9)	$11.09	—(11)	(0.04)	(0.04)	—	—	—	$11.05	(0.36)%	0.77%(4)	0.85%(4)	0.78%(4)	0.70%(4)	113%(10)	$5
A Class
2017(3)	$11.44	0.13	(0.06)	0.07	(0.45)	—	(0.45)	$11.06	0.79%	1.37%(4)	1.45%(4)	2.40%(4)	2.32%(4)	113%	$13,631
2016	$11.60	0.12	0.03	0.15	(0.31)	—	(0.31)	$11.44	1.33%	1.41%	1.46%	1.06%	1.01%	250%	$16,651
2015	$12.02	0.13	0.02	0.15	(0.42)	(0.15)	(0.57)	$11.60	1.35%	1.45%	1.46%	1.14%	1.13%	248%	$21,275
2014	$11.53	0.11	0.87	0.98	(0.34)	(0.15)	(0.49)	$12.02	9.02%	1.45%	1.45%	0.90%	0.90%	275%	$16,601
2013	$10.89	0.10	1.12	1.22	(0.33)	(0.25)	(0.58)	$11.53	11.72%	1.45%	1.45%	0.90%	0.90%	392%	$18,926
2012(5)	$9.76	0.06	1.07	1.13	—	—	—	$10.89	11.58%	1.45%(4)	1.45%(4)	0.90%(4)	0.90%(4)	264%	$2,460
2012(6)	$10.00	0.12	(0.31)(7)	(0.19)	(0.05)	—	(0.05)	$9.76	(1.82)%	1.46%(4)	1.46%(4)	1.38%(4)	1.38%(4)	462%	$700
C Class
2017(3)	$11.38	0.09	(0.06)	0.03	(0.37)	—	(0.37)	$11.04	0.46%	2.12%(4)	2.20%(4)	1.65%(4)	1.57%(4)	113%	$5,738
2016	$11.55	0.03	0.02	0.05	(0.22)	—	(0.22)	$11.38	0.47%	2.16%	2.21%	0.31%	0.26%	250%	$7,282
2015	$11.96	0.05	0.02	0.07	(0.33)	(0.15)	(0.48)	$11.55	0.73%	2.20%	2.21%	0.39%	0.38%	248%	$7,197
2014	$11.47	0.02	0.88	0.90	(0.26)	(0.15)	(0.41)	$11.96	8.12%	2.20%	2.20%	0.15%	0.15%	275%	$5,428
2013	$10.83	—(11)	1.14	1.14	(0.25)	(0.25)	(0.50)	$11.47	10.94%	2.20%	2.20%	0.15%	0.15%	392%	$2,614
2012(5)	$9.75	0.02	1.06	1.08	—	—	—	$10.83	11.08%	2.20%(4)	2.20%(4)	0.15%(4)	0.15%(4)	264%	$610
2012(6)	$10.00	0.05	(0.30)(7)	(0.25)	—	—	—	$9.75	(2.50)%	2.21%(4)	2.21%(4)	0.63%(4)	0.63%(4)	462%	$394

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(3)	$11.43	0.11	(0.05)	0.06	(0.43)	—	(0.43)	$11.06	0.71%	1.62%(4)	1.70%(4)	2.15%(4)	2.07%(4)	113%	$119
2016	$11.59	0.10	0.02	0.12	(0.28)	—	(0.28)	$11.43	1.07%	1.66%	1.71%	0.81%	0.76%	250%	$106
2015	$12.01	0.11	0.01	0.12	(0.39)	(0.15)	(0.54)	$11.59	1.08%	1.70%	1.71%	0.89%	0.88%	248%	$245
2014	$11.52	0.08	0.87	0.95	(0.31)	(0.15)	(0.46)	$12.01	8.74%	1.70%	1.70%	0.65%	0.65%	275%	$382
2013	$10.87	0.08	1.12	1.20	(0.30)	(0.25)	(0.55)	$11.52	11.55%	1.70%	1.70%	0.65%	0.65%	392%	$489
2012(5)	$9.76	0.05	1.06	1.11	—	—	—	$10.87	11.37%	1.70%(4)	1.70%(4)	0.65%(4)	0.65%(4)	264%	$439
2012(6)	$10.00	0.09	(0.30)(7)	(0.21)	(0.03)	—	(0.03)	$9.76	(2.07)%	1.71%(4)	1.71%(4)	1.13%(4)	1.13%(4)	462%	$393
R5 Class
2017(9)	$11.10	—(11)	(0.04)	(0.04)	—	—	—	$11.06	(0.36)%	0.92%(4)	1.00%(4)	0.63%(4)	0.55%(4)	113%(10)	$5
R6 Class
2017(3)	$11.47	0.16	(0.06)	0.10	(0.52)	—	(0.52)	$11.05	1.14%	0.77%(4)	0.85%(4)	3.00%(4)	2.92%(4)	113%	$7,882
2016	$11.64	0.19	0.01	0.20	(0.37)	—	(0.37)	$11.47	1.86%	0.81%	0.86%	1.66%	1.61%	250%	$7,938
2015	$12.06	0.18	0.04	0.22	(0.49)	(0.15)	(0.64)	$11.64	1.99%	0.85%	0.86%	1.74%	1.73%	248%	$7,145
2014	$11.57	0.17	0.88	1.05	(0.41)	(0.15)	(0.56)	$12.06	9.67%	0.85%	0.85%	1.50%	1.50%	275%	$28
2013(12)	$11.18	0.03	0.36	0.39	—	—	—	$11.57	3.49%	0.85%(4)	0.85%(4)	1.07%(4)	1.07%(4)	392%(13)	$26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)	April 1, 2012 through October 31, 2012. The fund's fiscal year end was changed from March 31 to October 31, resulting in a seven-month annual reporting period.

(6)	April 29, 2011 (fund inception) through March 31, 2012.

(7)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(8)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(9)	April 10, 2017 (commencement of sale) through April 30, 2017 (unaudited).

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2017.

(11)	Per-share amount was less than $0.005.

(12)	July 26, 2013 (commencement of sale) through October 31, 2013.

(13)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92368 1706

Semiannual Report

April 30, 2017

NT Global Real Estate Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2017
Top Ten Holdings	% of net assets
Simon Property Group, Inc.	4.5%
AvalonBay Communities, Inc.	3.5%
Prologis, Inc.	3.3%
Welltower, Inc.	2.9%
Realty Income Corp.	2.9%
Alexandria Real Estate Equities, Inc.	2.7%
Segro plc	2.5%
Deutsche Wohnen AG	2.5%
Mitsubishi Estate Co. Ltd.	2.4%
Unibail-Rodamco SE	2.4%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	49.2%
Foreign Common Stocks	48.6%
Total Common Stocks	97.8%
Temporary Cash Investments	1.2%
Other Assets and Liabilities	1.0%

Investments by Country	% of net assets
United States	49.2%
Japan	9.7%
Hong Kong	7.5%
United Kingdom	5.8%
Australia	5.3%
China	4.0%
France	3.9%
Singapore	3.0%
Germany	2.7%
Canada	2.5%
Other Countries	4.2%
Cash and Equivalents*	2.2%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,007.40	$5.57	1.12%
Investor Class (before waiver)	$1,000	$1,007.40(2)	$5.97	1.20%
Institutional Class (after waiver)	$1,000	$1,009.50	$4.58	0.92%
Institutional Class (before waiver)	$1,000	$1,009.50(2)	$4.98	1.00%
R6 Class (after waiver)	$1,000	$1,009.90	$3.84	0.77%
R6 Class (before waiver)	$1,000	$1,009.90(2)	$4.24	0.85%
Hypothetical
Investor Class (after waiver)	$1,000	$1,019.24	$5.61	1.12%
Investor Class (before waiver)	$1,000	$1,018.84	$6.01	1.20%
Institutional Class (after waiver)	$1,000	$1,020.23	$4.61	0.92%
Institutional Class (before waiver)	$1,000	$1,019.84	$5.01	1.00%
R6 Class (after waiver)	$1,000	$1,020.98	$3.86	0.77%
R6 Class (before waiver)	$1,000	$1,020.58	$4.26	0.85%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

4

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.8%
Australia — 5.3%
Charter Hall Group	687,852	$2,920,411
Dexus Property Group	809,444	6,182,340
Goodman Group	1,164,038	7,068,933
Scentre Group	1,035,702	3,342,550
Westfield Corp.	308,273	2,095,980
		21,610,214
Brazil — 0.8%
Iguatemi Empresa de Shopping Centers SA	330,200	3,444,471
Canada — 2.5%
Brookfield Asset Management, Inc., Class A	90,794	3,356,262
Chartwell Retirement Residences	171,059	1,947,370
H&R Real Estate Investment Trust	131,330	2,228,199
Pure Industrial Real Estate Trust	606,066	2,899,242
		10,431,073
China — 4.0%
China Overseas Land & Investment Ltd.	552,000	1,603,836
China Resources Land Ltd.	1,670,000	4,637,487
Country Garden Holdings Co.	4,071,000	3,872,981
Guangzhou R&F Properties Co. Ltd.	1,220,400	2,055,351
KWG Property Holding Ltd.	1,344,500	1,016,367
Longfor Properties Co. Ltd.	1,837,500	3,184,416
		16,370,438
Finland — 0.7%
Sponda Oyj	611,949	2,701,046
France — 3.9%
Gecina SA	45,839	6,521,173
Unibail-Rodamco SE	39,415	9,679,639
		16,200,812
Germany — 2.7%
Deutsche Wohnen AG	302,881	10,356,445
TLG Immobilien AG	31,722	641,855
		10,998,300
Hong Kong — 7.5%
Cheung Kong Property Holdings Ltd.	644,500	4,623,487
Hang Lung Properties Ltd.	1,318,000	3,456,672
Hongkong Land Holdings Ltd.	600,700	4,631,397
Link REIT	899,000	6,466,545
Sun Hung Kai Properties Ltd.	436,000	6,541,387
Wharf Holdings Ltd. (The)	575,000	4,912,192
		30,631,680
Indonesia — 0.3%
Bumi Serpong Damai Tbk PT	10,306,400	1,384,084
Japan — 9.7%
Activia Properties, Inc.	1,025	4,882,485
Daiwa House REIT Investment Corp.	2,203	5,569,010

5

	Shares	Value
Hulic Co. Ltd.	271,200	$2,554,474
Hulic Reit, Inc.	3,186	5,115,891
Mitsubishi Estate Co. Ltd.	519,000	9,916,753
Nippon Building Fund, Inc.	591	3,143,871
Orix JREIT, Inc.	1,912	3,032,443
Sumitomo Realty & Development Co. Ltd.	209,000	5,635,829
		39,850,756
Philippines — 0.8%
Ayala Land, Inc.	4,541,500	3,208,275
Singapore — 3.0%
Ascendas Real Estate Investment Trust	2,010,800	3,684,392
CapitaLand Ltd.	1,201,700	3,234,006
City Developments Ltd.	375,700	2,901,480
Global Logistic Properties Ltd.	1,259,400	2,596,051
		12,415,929
Spain — 1.2%
Inmobiliaria Colonial SA	637,221	4,941,473
Sweden — 0.4%
Hufvudstaden AB, A Shares	110,065	1,724,794
United Kingdom — 5.8%
British Land Co. plc (The)	433,797	3,688,568
Derwent London plc	60,933	2,323,416
Safestore Holdings plc	840,912	4,411,052
Segro plc	1,658,771	10,434,968
UNITE Group plc (The)	363,895	3,049,418
		23,907,422
United States — 49.2%
Alexandria Real Estate Equities, Inc.	98,158	11,043,757
American Homes 4 Rent	122,742	2,829,203
American Tower Corp.	16,924	2,131,409
Apartment Investment & Management Co., Class A	201,542	8,815,447
AvalonBay Communities, Inc.	74,799	14,199,842
Boston Properties, Inc.	56,683	7,176,068
Colony Starwood Homes	249,221	8,615,570
CyrusOne, Inc.	73,687	4,026,258
Digital Realty Trust, Inc.	56,616	6,501,781
Duke Realty Corp.	173,640	4,815,037
Equinix, Inc.	10,677	4,459,783
Essex Property Trust, Inc.	21,625	5,286,664
Extra Space Storage, Inc.	97,797	7,386,607
GGP, Inc.	348,249	7,525,661
Hilton Worldwide Holdings, Inc.	75,571	4,456,422
Hudson Pacific Properties, Inc.	207,754	7,138,427
Paramount Group, Inc.	329,335	5,401,094
Physicians Realty Trust	202,852	3,984,013
Prologis, Inc.	245,373	13,350,745
Public Storage	16,665	3,489,318
Rayonier, Inc.	72,655	2,050,324
Realty Income Corp.	202,193	11,797,962
Regency Centers Corp.	105,140	6,642,745
Simon Property Group, Inc.	112,751	18,633,230

6

	Shares	Value
Starwood Property Trust, Inc.	155,477	$3,527,773
Sunstone Hotel Investors, Inc.	278,978	4,153,982
Urban Edge Properties	126,482	3,225,291
Ventas, Inc.	111,960	7,166,560
Welltower, Inc.	167,308	11,952,484
		201,783,457
TOTAL COMMON STOCKS (Cost $381,613,539)		401,604,224
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $2,440,975), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $2,393,793)		2,393,657
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $2,445,672), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $2,395,044)		2,395,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,896	1,896
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,790,553)		4,790,553
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $386,404,092)		406,394,777
OTHER ASSETS AND LIABILITIES — 1.0%		4,115,878
TOTAL NET ASSETS — 100.0%		$410,510,655

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Retail REITs	17.7%
Office REITs	11.0%
Residential REITs	10.4%
Industrial REITs	10.4%
Diversified Real Estate Activities	9.8%
Specialized REITs	8.5%
Real Estate Operating Companies	8.1%
Diversified REITs	6.6%
Health Care REITs	5.6%
Real Estate Development	5.4%
Hotels, Resorts and Cruise Lines	1.1%
Hotel and Resort REITs	1.0%
Mortgage REITs	0.9%
Asset Management and Custody Banks	0.8%
Health Care Facilities	0.5%
Cash and Equivalents*	2.2%
*Includes temporary cash investments and other assets and liabilities.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $386,404,092)	$406,394,777
Foreign currency holdings, at value (cost of $193,357)	194,325
Receivable for investments sold	11,345,666
Receivable for capital shares sold	132,104
Dividends and interest receivable	699,912
418,766,784

Liabilities
Payable for investments purchased	7,929,721
Accrued management fees	326,408
8,256,129

Net Assets	$410,510,655

Net Assets Consist of:
Capital (par value and paid-in surplus)	$438,322,715
Distributions in excess of net investment income	(1,089,398)
Accumulated net realized loss	(46,718,364)
Net unrealized appreciation	19,995,702
$410,510,655

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$101,717,284	11,091,824	$9.17
Institutional Class, $0.01 Par Value	$275,776,749	30,057,274	$9.18
R6 Class, $0.01 Par Value	$33,016,622	3,597,135	$9.18

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $266,887)	$7,172,616
Interest	7,818
7,180,434

Expenses:
Management fees	2,091,616
Directors' fees and expenses	5,740
Other expenses	4,713
2,102,069
Fees waived(1)	(160,570)
1,941,499

Net investment income (loss)	5,238,935

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(9,337,858)
Foreign currency transactions	(103,698)
(9,441,556)

Change in net unrealized appreciation (depreciation) on:
Investments	9,130,242
Translation of assets and liabilities in foreign currencies	11,692
9,141,934

Net realized and unrealized gain (loss)	(299,622)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,939,313

(1)	Amount consists of $42,644, $106,128 and $11,798 for the Investor Class, Institutional Class and R6 Class, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$5,238,935	$5,564,570
Net realized gain (loss)	(9,441,556)	684,912
Change in net unrealized appreciation (depreciation)	9,141,934	1,963,174
Net increase (decrease) in net assets resulting from operations	4,939,313	8,212,656

Distributions to Shareholders
From net investment income:
Investor Class	(4,532,618)	(3,011,060)
Institutional Class	(11,286,980)	(6,093,250)
R6 Class	(1,286,466)	(379,807)
Decrease in net assets from distributions	(17,106,064)	(9,484,117)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	32,472,933	45,378,066

Net increase (decrease) in net assets	20,306,182	44,106,605

Net Assets
Beginning of period	390,204,473	346,097,868
End of period	$410,510,655	$390,204,473

Undistributed (distributions in excess of) net investment income	$(1,089,398)	$10,777,731

See Notes to Financial Statements.

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Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The fund offers the Investor Class, Institutional Class and R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

11

Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended April 30, 2017, the investment advisor agreed to waive 0.08% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2017 are as follows:

Class	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.20%	1.12%
Institutional Class	1.00%	0.92%
R6 Class	0.85%	0.77%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $583,511 and $2,086,956, respectively. The effect of interfund transactions on the Statement of Operations was $175,224 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 were $508,524,765 and $489,920,189, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	80,000,000		70,000,000
Sold	1,412,968	$12,736,583	4,449,284	$42,555,373
Issued in reinvestment of distributions	512,740	4,532,618	331,980	3,011,060
Redeemed	(1,599,826)	(14,600,064)	(3,634,715)	(34,804,654)
	325,882	2,669,137	1,146,549	10,761,779
Institutional Class/Shares Authorized	175,000,000		160,000,000
Sold	2,071,937	18,720,297	4,226,547	39,182,288
Issued in reinvestment of distributions	1,276,808	11,286,980	671,803	6,093,250
Redeemed	(932,609)	(8,513,789)	(2,373,559)	(22,922,977)
	2,416,136	21,493,488	2,524,791	22,352,561
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	1,020,097	9,261,633	1,364,259	12,978,918
Issued in reinvestment of distributions	145,528	1,286,466	41,921	379,807
Redeemed	(245,920)	(2,237,791)	(112,101)	(1,094,999)
	919,705	8,310,308	1,294,079	12,263,726
Net increase (decrease)	3,661,723	$32,472,933	4,965,419	$45,378,066

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
United States	$201,783,457	—	—
Other Countries	—	$199,820,767	—
Temporary Cash Investments	1,896	4,788,657	—
	$201,785,353	$204,609,424	—

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7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$395,603,403
Gross tax appreciation of investments	$18,528,732
Gross tax depreciation of investments	(7,737,358)
Net tax appreciation (depreciation) of investments	$10,791,374

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of October 31, 2016, the fund had accumulated short-term capital losses of $(32,610,303), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$9.49	0.11	(0.05)	0.06	(0.38)	$9.17	0.74%	1.12%(4)	1.20%(4)	2.45%(4)	2.37%(4)	123%	$101,717
2016	$9.57	0.13	0.01	0.14	(0.22)	$9.49	1.58%	1.16%	1.21%	1.30%	1.25%	264%	$102,125
2015(5)	$10.00	0.09	(0.52)	(0.43)	—	$9.57	(4.30)%	1.19%(4)	1.20%(4)	1.50%(4)	1.49%(4)	151%	$92,086
Institutional Class
2017(3)	$9.50	0.12	(0.05)	0.07	(0.39)	$9.18	0.95%	0.92%(4)	1.00%(4)	2.65%(4)	2.57%(4)	123%	$275,777
2016	$9.59	0.14	0.01	0.15	(0.24)	$9.50	1.74%	0.96%	1.01%	1.50%	1.45%	264%	$262,612
2015(5)	$10.00	0.10	(0.51)	(0.41)	—	$9.59	(4.20)%	0.99%(4)	1.00%(4)	1.70%(4)	1.69%(4)	151%	$240,740
R6 Class
2017(3)	$9.51	0.13	(0.05)	0.08	(0.41)	$9.18	0.99%	0.77%(4)	0.85%(4)	2.80%(4)	2.72%(4)	123%	$33,017
2016	$9.59	0.15	0.02	0.17	(0.25)	$9.51	1.86%	0.81%	0.86%	1.65%	1.60%	264%	$25,467
2015(5)	$10.00	0.11	(0.52)	(0.41)	—	$9.59	(4.10)%	0.84%(4)	0.85%(4)	1.85%(4)	1.84%(4)	151%	$13,271

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through October 31, 2015.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92376 1706

Semiannual Report

April 30, 2017

Real Estate Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2017
Top Ten Holdings	% of net assets
Simon Property Group, Inc.	8.0%
Equinix, Inc.	5.3%
AvalonBay Communities, Inc.	5.3%
Prologis, Inc.	5.1%
Welltower, Inc.	4.6%
Ventas, Inc.	3.6%
Boston Properties, Inc.	3.3%
Public Storage	3.2%
Alexandria Real Estate Equities, Inc.	3.2%
Essex Property Trust, Inc.	3.2%

Sub-Industry Allocation	% of net assets
Retail REITs	20.8%
Specialized REITs	17.5%
Residential REITs	17.0%
Office REITs	12.4%
Health Care REITs	11.6%
Industrial REITs	8.1%
Hotel and Resort REITs	5.5%
Diversified REITs	4.3%
Hotels, Resorts and Cruise Lines	1.1%
Mortgage REITs	1.0%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	—**
**Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,013.80	$5.69	1.14%
I Class	$1,000	$1,014.80	$4.70	0.94%
Y Class	$1,000	$983.30(2)	$0.45(3)	0.79%
A Class	$1,000	$1,012.50	$6.94	1.39%
C Class	$1,000	$1,008.90	$10.66	2.14%
R Class	$1,000	$1,011.50	$8.18	1.64%
R5 Class	$1,000	$983.30(2)	$0.54(3)	0.94%
R6 Class	$1,000	$1,015.50	$3.95	0.79%
Hypothetical
Investor Class	$1,000	$1,019.14	$5.71	1.14%
I Class	$1,000	$1,020.13	$4.71	0.94%
Y Class	$1,000	$1,020.88(4)	$3.96(4)	0.79%
A Class	$1,000	$1,017.90	$6.95	1.39%
C Class	$1,000	$1,014.18	$10.69	2.14%
R Class	$1,000	$1,016.66	$8.20	1.64%
R5 Class	$1,000	$1,020.13(4)	$4.71(4)	0.94%
R6 Class	$1,000	$1,020.88	$3.96	0.79%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through April 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 21, the number of days in the period from April 10, 2017 (commencement of sale) through April 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Diversified REITs — 4.3%
Empire State Realty Trust, Inc.	992,287	$20,639,570
Spirit Realty Capital, Inc.	1,657,200	15,610,824
STORE Capital Corp.	802,647	19,255,501
		55,505,895
Health Care REITs — 11.6%
Healthcare Trust of America, Inc., Class A	548,713	17,498,457
Physicians Realty Trust	1,395,537	27,408,347
Ventas, Inc.	716,692	45,875,455
Welltower, Inc.	828,478	59,186,468
		149,968,727
Hotel and Resort REITs — 5.5%
Host Hotels & Resorts, Inc.	1,507,841	27,065,746
MGM Growth Properties LLC, Class A	625,810	17,910,682
Ryman Hospitality Properties, Inc.	175,902	11,219,030
Sunstone Hotel Investors, Inc.	947,282	14,105,029
		70,300,487
Hotels, Resorts and Cruise Lines — 1.1%
Hilton Worldwide Holdings, Inc.	234,799	13,846,097
Industrial REITs — 8.1%
Duke Realty Corp.	1,042,672	28,913,295
Prologis, Inc.	1,197,506	65,156,301
STAG Industrial, Inc.	393,179	10,364,198
		104,433,794
Mortgage REITs — 1.0%
Starwood Property Trust, Inc.	585,437	13,283,566
Office REITs — 12.4%
Alexandria Real Estate Equities, Inc.	367,169	41,310,184
Boston Properties, Inc.	336,758	42,633,563
Corporate Office Properties Trust	555,575	18,189,525
Hudson Pacific Properties, Inc.	983,474	33,792,167
Mack-Cali Realty Corp.	72,155	1,951,793
Paramount Group, Inc.	1,333,991	21,877,452
		159,754,684
Residential REITs — 17.0%
American Homes 4 Rent	674,747	15,552,918
Apartment Investment & Management Co., Class A	814,267	35,616,039
AvalonBay Communities, Inc.	359,079	68,167,558
Colony Starwood Homes	799,747	27,647,254
Essex Property Trust, Inc.	165,907	40,559,284
Mid-America Apartment Communities, Inc.	253,024	25,102,511
UDR, Inc.	166,345	6,211,322
		218,856,886
Retail REITs — 20.8%
Agree Realty Corp.	205,695	9,972,094
Brixmor Property Group, Inc.	359,858	7,107,195

6

	Shares	Value
DDR Corp.	497,342	$5,376,267
Federal Realty Investment Trust	147,344	19,285,856
GGP, Inc.	1,868,943	40,387,858
Realty Income Corp.	672,796	39,257,647
Regency Centers Corp.	404,409	25,550,561
Simon Property Group, Inc.	619,756	102,420,877
Urban Edge Properties	720,349	18,368,899
		267,727,254
Specialized REITs — 17.5%
American Tower Corp.	54,058	6,808,065
CoreCivic, Inc.	375,032	12,919,852
CyrusOne, Inc.	410,597	22,435,020
Digital Realty Trust, Inc.	309,179	35,506,116
Equinix, Inc.	164,078	68,535,381
Extra Space Storage, Inc.	402,507	30,401,354
Public Storage	198,043	41,466,243
Rayonier, Inc.	233,384	6,586,096
		224,658,127
TOTAL COMMON STOCKS (Cost $1,085,405,769)		1,278,335,517
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $4,531,660), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $4,444,066)		4,443,814
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $4,535,491), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $4,446,082)		4,446,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,829	3,829
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,893,643)		8,893,643
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,094,299,412)		1,287,229,160
OTHER ASSETS AND LIABILITIES†		(19,354)
TOTAL NET ASSETS — 100.0%		$1,287,209,806

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,094,299,412)	$1,287,229,160
Receivable for investments sold	39,050,473
Receivable for capital shares sold	763,800
Dividends and interest receivable	362,829
1,327,406,262

Liabilities
Payable for investments purchased	37,816,306
Payable for capital shares redeemed	1,178,326
Accrued management fees	1,158,716
Distribution and service fees payable	43,108
40,196,456

Net Assets	$1,287,209,806

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,104,553,515
Undistributed net investment income	1,925,253
Accumulated net realized loss	(12,198,710)
Net unrealized appreciation	192,929,748
$1,287,209,806

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$801,153,943	28,472,660	$28.14
I Class, $0.01 Par Value	$164,548,245	5,833,148	$28.21
Y Class, $0.01 Par Value	$4,907	174	$28.20
A Class, $0.01 Par Value	$127,378,432	4,528,482	$28.13*
C Class, $0.01 Par Value	$12,172,575	441,652	$27.56
R Class, $0.01 Par Value	$12,907,429	461,477	$27.97
R5 Class, $0.01 Par Value	$4,909	174	$28.21
R6 Class, $0.01 Par Value	$169,039,366	5,993,980	$28.20
*Maximum offering price $29.85 (net asset value divided by 0.9425).

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$27,031,613
Interest	10,063
27,041,676

Expenses:
Management fees	7,194,114
Distribution and service fees:
A Class	171,693
C Class	68,723
R Class	37,873
Directors' fees and expenses	19,527
Other expenses	599
7,492,529

Net investment income (loss)	19,549,147

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	18,592,413
Change in net unrealized appreciation (depreciation) on investments	(19,355,126)

Net realized and unrealized gain (loss)	(762,713)

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,786,434

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$19,549,147	$20,217,260
Net realized gain (loss)	18,592,413	286,060,761
Change in net unrealized appreciation (depreciation)	(19,355,126)	(216,694,822)
Net increase (decrease) in net assets resulting from operations	18,786,434	89,583,199

Distributions to Shareholders
From net investment income:
Investor Class	(10,952,125)	(25,017,182)
I Class	(2,336,206)	(4,951,723)
A Class	(1,641,012)	(4,192,021)
C Class	(139,917)	(301,538)
R Class	(162,465)	(362,169)
R6 Class	(2,392,169)	(5,556,657)
From net realized gains:
Investor Class	(74,289,411)	—
I Class	(14,907,349)	—
A Class	(12,052,353)	—
C Class	(1,254,529)	—
R Class	(1,257,208)	—
R6 Class	(13,883,131)	—
Decrease in net assets from distributions	(135,267,875)	(40,381,290)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(27,655,432)	(85,497,715)

Net increase (decrease) in net assets	(144,136,873)	(36,295,806)

Net Assets
Beginning of period	1,431,346,679	1,467,642,485
End of period	$1,287,209,806	$1,431,346,679

Undistributed net investment income	$1,925,253	—

See Notes to Financial Statements.

10

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities

11

exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

12

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2017 are as follows:

Class	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.20%	1.14%
I Class	0.80% to 1.00%	0.94%
Y Class	0.65% to 0.85%	0.79%
A Class	1.00% to 1.20%	1.14%
C Class	1.00% to 1.20%	1.14%
R Class	1.00% to 1.20%	1.14%
R5 Class	0.80% to 1.00%	0.94%
R6 Class	0.65% to 0.85%	0.79%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $6,348,326 and $6,322,775, respectively. The effect of interfund transactions on the Statement of Operations was $(463,350) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 were $1,152,142,430 and $1,295,581,210, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2017(1)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	2,555,360	$73,445,337	6,600,409	$203,734,155
Issued in reinvestment of distributions	2,950,310	83,455,616	801,932	24,487,641
Redeemed	(6,677,432)	(192,372,136)	(8,943,608)	(273,782,326)
	(1,171,762)	(35,471,183)	(1,541,267)	(45,560,530)
I Class/Shares Authorized	50,000,000		50,000,000
Sold	689,909	19,871,066	2,612,248	80,355,114
Issued in reinvestment of distributions	493,503	13,995,611	128,724	3,946,238
Redeemed	(1,304,315)	(37,576,537)	(2,153,818)	(65,277,333)
	(120,903)	(3,709,860)	587,154	19,024,019
Y Class/Shares Authorized	50,000,000		N/A
Sold	174	5,000
A Class/Shares Authorized	50,000,000		50,000,000
Sold	614,209	17,508,356	1,453,998	44,776,351
Issued in reinvestment of distributions	455,114	12,873,186	131,244	3,999,428
Redeemed	(1,534,338)	(44,119,423)	(2,514,089)	(77,540,716)
	(465,015)	(13,737,881)	(928,847)	(28,764,937)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	34,383	965,927	88,016	2,682,880
Issued in reinvestment of distributions	38,816	1,077,347	7,948	237,193
Redeemed	(161,208)	(4,590,739)	(163,187)	(4,908,151)
	(88,009)	(2,547,465)	(67,223)	(1,988,078)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	113,759	3,265,065	362,221	11,151,106
Issued in reinvestment of distributions	39,553	1,113,092	10,014	304,389
Redeemed	(317,385)	(9,371,043)	(235,935)	(7,298,352)
	(164,073)	(4,992,886)	136,300	4,157,143
R5 Class/Shares Authorized	50,000,000		N/A
Sold	174	5,000
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	1,540,130	44,995,450	1,937,793	60,134,562
Issued in reinvestment of distributions	574,077	16,275,300	181,289	5,556,657
Redeemed	(992,732)	(28,476,907)	(3,103,149)	(98,056,551)
	1,121,475	32,793,843	(984,067)	(32,365,332)
Net increase (decrease)	(887,939)	$(27,655,432)	(2,797,950)	$(85,497,715)

(1)	April 10, 2017 (commencement of sale) through April 30, 2017 for the Y Class and R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•	Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for

14

comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,278,335,517	—	—
Temporary Cash Investments	3,829	$8,889,814	—
	$1,278,339,346	$8,889,814	—

7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,118,737,793
Gross tax appreciation of investments	$180,173,117
Gross tax depreciation of investments	(11,681,750)
Net tax appreciation (depreciation) of investments	$168,491,367

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$30.69	0.41	—(9)	0.41	(0.35)	(2.61)	(2.96)	$28.14	1.38%	1.14%(4)	2.88%(4)	85%	$801,154
2016	$29.69	0.41	1.41	1.82	(0.82)	—	(0.82)	$30.69	6.19%	1.14%	1.32%	149%	$909,921
2015	$28.69	0.42	1.13	1.55	(0.55)	—	(0.55)	$29.69	5.51%	1.14%	1.42%	140%	$925,934
2014	$24.56	0.30	4.29	4.59	(0.46)	—	(0.46)	$28.69	18.89%	1.14%	1.16%	127%	$1,025,749
2013	$23.05	0.36	1.70	2.06	(0.55)	—	(0.55)	$24.56	9.04%	1.14%	1.48%	170%	$847,977
2012(5)	$22.35	0.09	0.66	0.75	(0.05)	—	(0.05)	$23.05	3.38%	1.15%(4)	0.64%(4)	86%	$759,303
2012	$19.58	0.17	2.87	3.04	(0.27)	—	(0.27)	$22.35	15.62%	1.16%	0.83%	168%	$696,245
I Class(6)
2017(3)	$30.77	0.44	(0.01)	0.43	(0.38)	(2.61)	(2.99)	$28.21	1.48%	0.94%(4)	3.08%(4)	85%	$164,548
2016	$29.76	0.46	1.43	1.89	(0.88)	—	(0.88)	$30.77	6.40%	0.94%	1.52%	149%	$183,181
2015	$28.75	0.51	1.11	1.62	(0.61)	—	(0.61)	$29.76	5.70%	0.94%	1.62%	140%	$159,721
2014	$24.61	0.35	4.30	4.65	(0.51)	—	(0.51)	$28.75	19.17%	0.94%	1.36%	127%	$387,099
2013	$23.10	0.41	1.70	2.11	(0.60)	—	(0.60)	$24.61	9.23%	0.94%	1.68%	170%	$413,623
2012(5)	$22.40	0.11	0.67	0.78	(0.08)	—	(0.08)	$23.10	3.47%	0.95%(4)	0.84%(4)	86%	$324,283
2012	$19.62	0.21	2.87	3.08	(0.30)	—	(0.30)	$22.40	15.86%	0.96%	1.03%	168%	$290,557

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2017(7)	$28.68	0.01	(0.49)	(0.48)	—	—	—	$28.20	(1.67)%	0.79%(4)	0.34%(4)	85%(8)	$5
A Class
2017(3)	$30.70	0.37	—(9)	0.37	(0.33)	(2.61)	(2.94)	$28.13	1.25%	1.39%(4)	2.63%(4)	85%	$127,378
2016	$29.69	0.34	1.41	1.75	(0.74)	—	(0.74)	$30.70	5.92%	1.39%	1.07%	149%	$153,281
2015	$28.69	0.34	1.14	1.48	(0.48)	—	(0.48)	$29.69	5.24%	1.39%	1.17%	140%	$175,833
2014	$24.55	0.24	4.30	4.54	(0.40)	—	(0.40)	$28.69	18.59%	1.39%	0.91%	127%	$175,133
2013	$23.05	0.30	1.69	1.99	(0.49)	—	(0.49)	$24.55	8.77%	1.39%	1.23%	170%	$201,660
2012(5)	$22.35	0.05	0.67	0.72	(0.02)	—	(0.02)	$23.05	3.21%	1.40%(4)	0.39%(4)	86%	$166,497
2012	$19.60	0.11	2.87	2.98	(0.23)	—	(0.23)	$22.35	15.33%	1.41%	0.58%	168%	$151,198
C Class
2017(3)	$30.18	0.28	(0.02)	0.26	(0.27)	(2.61)	(2.88)	$27.56	0.89%	2.14%(4)	1.88%(4)	85%	$12,173
2016	$29.22	0.11	1.37	1.48	(0.52)	—	(0.52)	$30.18	5.10%	2.14%	0.32%	149%	$15,986
2015	$28.25	0.12	1.13	1.25	(0.28)	—	(0.28)	$29.22	4.47%	2.14%	0.42%	140%	$17,439
2014	$24.18	0.04	4.23	4.27	(0.20)	—	(0.20)	$28.25	17.74%	2.14%	0.16%	127%	$16,972
2013	$22.72	0.12	1.67	1.79	(0.33)	—	(0.33)	$24.18	7.93%	2.14%	0.48%	170%	$17,057
2012(5)	$22.11	(0.05)	0.66	0.61	—	—	—	$22.72	2.76%	2.15%(4)	(0.36)%(4)	86%	$5,622
2012	$19.48	(0.02)	2.82	2.80	(0.17)	—	(0.17)	$22.11	14.44%	2.16%	(0.17)%	168%	$2,574

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(3)	$30.55	0.38	(0.04)	0.34	(0.31)	(2.61)	(2.92)	$27.97	1.15%	1.64%(4)	2.38%(4)	85%	$12,907
2016	$29.55	0.23	1.43	1.66	(0.66)	—	(0.66)	$30.55	5.64%	1.64%	0.82%	149%	$19,112
2015	$28.55	0.26	1.15	1.41	(0.41)	—	(0.41)	$29.55	4.97%	1.64%	0.92%	140%	$14,458
2014	$24.44	0.16	4.28	4.44	(0.33)	—	(0.33)	$28.55	18.30%	1.64%	0.66%	127%	$8,743
2013	$22.95	0.24	1.68	1.92	(0.43)	—	(0.43)	$24.44	8.50%	1.64%	0.98%	170%	$5,866
2012(5)	$22.27	0.02	0.66	0.68	—(9)	—	—(9)	$22.95	3.06%	1.65%(4)	0.14%(4)	86%	$3,466
2012	$19.55	0.08	2.84	2.92	(0.20)	—	(0.20)	$22.27	15.01%	1.66%	0.33%	168%	$2,224
R5 Class
2017(7)	$28.69	—(9)	(0.48)	(0.48)	—	—	—	$28.21	(1.67)%	0.94%(4)	0.19%(4)	85%(8)	$5
R6 Class
2017(3)	$30.76	0.46	(0.01)	0.45	(0.40)	(2.61)	(3.01)	$28.20	1.55%	0.79%(4)	3.23%(4)	85%	$169,039
2016	$29.75	0.51	1.43	1.94	(0.93)	—	(0.93)	$30.76	6.57%	0.79%	1.67%	149%	$149,866
2015	$28.74	0.49	1.17	1.66	(0.65)	—	(0.65)	$29.75	5.86%	0.79%	1.77%	140%	$174,257
2014	$24.61	0.33	4.35	4.68	(0.55)	—	(0.55)	$28.74	19.31%	0.79%	1.51%	127%	$29,151
2013(10)	$25.22	0.07	(0.53)	(0.46)	(0.15)	—	(0.15)	$24.61	(1.77)%	0.79%(4)	1.04%(4)	170%(11)	$1,377

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)
April 1, 2012 through October 31, 2012. The fund's fiscal year end was changed from March 31 to October 31, resulting in a seven-month annual reporting period. For the years before October 31, 2012, the fund's fiscal year end was March 31.

(6)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(7)	April 10, 2017 (commencement of sale) through April 30, 2017 (unaudited).

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2017.

(9)	Per-share amount was less than $0.005.

(10)	July 26, 2013 (commencement of sale) through October 31, 2013.

(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92367 1706

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2017